As filed with the Securities and Exchange Commission on October 1, 2014
Registration No. 333-113442/811-8878

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.     (  )
POST-EFFECTIVE AMENDMENT NO. 1 5   (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 52   (X)
(Check appropriate box or boxes)

TFLIC SERIES LIFE ACCOUNT
(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Name of Depositor)
440 Mamaroneck Avenue
Harrison, NY 10528
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code:
(727) 299-1800

Arthur D. Woods, Esq.
Vice President, Assistant Secretary and Counsel
Transamerica Financial Life Insurance Company
P.O. Box 9054
Clearwater, FL  33758-9054
(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

   X immediately upon filing pursuant to paragraph (b)
  on May 1, 2014 pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(1)
___   on   Date  , pursuant to paragraph (a)(1)

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A & B

INFORMATION REQUIRED IN A PROSPECTUS and
A STATEMENT OF ADDITIONAL INFORMATION

This Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File Nos. 333-113442 / 811-8878) incorporates herein by reference the prospectus (Part A) and the statement of additional information (Part B) included in Post-Effective Amendment No. 14 to the Registration Statement filed on April 24, 2014, pursuant to paragraph (b) of Rule 485.

Financial Statements and Schedules – Statutory Basis

Transamerica Financial Life Insurance Company
Years Ended December 31, 2013, 2012 and 2011

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2013, 2012 and 2011

Contents

Report of Independent Auditors 1

Audited Financial Statements

Balance Sheets – Statutory Basis 3
Statements of Operations – Statutory Basis 5
Statements of Changes in Capital and Surplus – Statutory Basis 7
Statements of Cash Flow – Statutory Basis 9
Notes to Financial Statements – Statutory Basis 11

Statutory-Basis Financial Statement Schedules

Summary of Investments – Other Than Investments in Related Parties 85
Supplementary Insurance Information 86
Reinsurance 87

Report of Independent Auditors

The Board of Directors
Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Financial Life Insurance Company, which comprise the balance sheets as of December 31, 2013 and 2012, the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

April 11, 2014

Transamerica Financial Life Insurance Company
Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Data)

Transamerica Financial Life Insurance Company
Balance Sheets – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

December 31 2013	December 31 2012
Liabilities and capital and surplus		
Liabilities:		
Aggregate reserves for policies and contracts:		
Life	$ 915,424	$ 842,238
Annuity	6,261,077	6,685,096
Accident and health	131,076	125,546
Policy and contract claim reserves:		
Life	24,337	15,509
Annuity	407	437
Accident and health	11,283	11,356
Liability for deposit-type contracts	57,553	61,391
Other policyholders' funds	1,158	968
Federal income taxes payable	4,010	37,507
Transfers from separate accounts due or accrued	(128,528)	(109,165)
Amounts withheld or retained	11,203	14,876
Remittances and items not allocated	109,543	197,241
Borrowed money	20,029	67,407
Asset valuation reserve	135,159	118,108
Interest maintenance reserve	91,711	102,036
Funds held under coinsurance and other reinsurance treaties	162	201
Reinsurance in unauthorized companies	488	518
Commissions and expense allowances payable on reinsurance assumed	10,152	12,497
Payable for securities	–	2
Payable to parent, subsidiaries and affiliates	365	–
Derivatives	53,183	12,704
Payable for securities lending	430,678	258,143
Taxes, licenses and fees due or accrued	9,264	33,603
Payable for derivative cash collateral	1,301	20,334
Deferred gain on assumption of reinsurance transaction	15,559	17,984
Other liabilities	7,993	6,043
Separate account liabilities	20,293,227	17,590,139
Total liabilities	28,467,814	26,122,719
Capital and surplus:		
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Surplus notes	150,000	150,000
Paid-in surplus	849,460	849,460
Special surplus	8,085	6,660
Unassigned deficit	(75,468)	(172,605)
Total capital and surplus	934,577	836,015
Total liabilities and capital and surplus	$ 29,402,391	$ 26,958,734

See accompanying notes.

Transamerica Financial Life Insurance Company
Statements of Operations – Statutory Basis
(Dollars in Thousands)

Year Ended December 31		
	2013	2012	2011
Revenues:			
Premiums and other considerations, net of reinsurance:			
Life	$ **140,211**	$ 127,077	$ (378,419)
Annuity	**5,023,344**	4,733,483	4,738,804
Accident and health	**83,115**	79,788	66,085
Net investment income	**406,880**	427,128	463,530
Amortization of interest maintenance reserve	**17,702**	17,065	16,416
Commissions and expense allowances on reinsurance ceded	**61,037**	58,516	(52,546)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	**139,374**	125,160	114,076
Consideration on reinsurance transaction	**770**	–	75,821
Income from fees associated with investment management and administration for general account	**32,592**	22,885	35,591
IMR adjustment due to reinsurance	–	–	13,086
Other income	**35,019**	28,867	24,308
	5,940,044	5,619,969	5,116,752
Benefits and expenses:			
Benefits paid or provided for:			
Life and accident and health benefits	**107,202**	82,522	145,511
Annuity benefits	**115,999**	121,593	105,868
Surrender benefits	**4,252,300**	4,039,973	3,671,197
Other benefits	**6,946**	5,689	8,152
Increase (decrease) in aggregate reserves for policies and contracts:			
Life	**73,186**	56,740	(379,626)
Annuity	**(424,019)**	(243,529)	193,394
Accident and health	**5,530**	4,893	1,742
	4,137,144	4,067,881	3,746,238
Insurance expenses:			
Commissions	**160,838**	161,079	152,964
General insurance expenses	**125,854**	120,202	143,542
Taxes, licenses and fees	**7,507**	10,206	18,065
Net transfers to separate accounts	**1,194,031**	942,930	1,143,898
Experience refunds	**450**	476	85,372
Interest on surplus notes	**9,375**	9,375	9,375
Consideration on reinsurance recaptured and novated	–	12,732	–
Other benefits	**(3,347)**	(5,002)	(3,715)
	1,494,708	1,251,998	1,549,501
Total benefits and expenses	**5,631,852**	5,319,879	5,295,739
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	$ **308,192**	$ 300,090	$ (178,987)

Transamerica Financial Life Insurance Company
Statements of Operations – Statutory Basis (continued)
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Changes in Capital and
Surplus – Statutory Basis
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Changes in Capital and
Surplus – Statutory Basis (continued)
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share Data)

December 31, 2013

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Aegon USA, LLC. (Aegon) and minority owned by Transamerica Life Insurance Company (TLIC). Both Aegon and TLIC are indirect, wholly owned subsidiaries of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers,

TFLIC 2013 SEC

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.
Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2013 and 2012, the Company excluded investment income due and accrued of $902 and $568, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of 'A' or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company may purchase foreign denominated assets or issue foreign denominated liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gains or losses.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $4,481,656, $4,163,452 and $4,218,991, in 2013, 2012 and 2011, respectively. In addition, the Company received $139,375, $125,160 and $114,076, in 2013, 2012 and 2011, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.
The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

During 2011, the Company implemented a new actuarial valuation system, ARCVAL. This system allows for a more accurate calculation of continuous reserves and the use of select factors in calculating deficiency reserves. As a result of implementing the new system, the Company recorded a decrease in deficiency and non-deduction reserves of $520, which had a corresponding adjustment to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

The Company’s unpaid claims reserve was decreased by $5,347 and $8,194 for the years ended December 31, 2013 and 2012, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2013 and 2012 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2013 and 2012 was $740 and $714, respectively. The Company incurred $1,305 and paid $1,279 of claim adjustment expenses during 2013, of which $626 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $473 and paid $580 of claim adjustment expenses during 2012, of which $264 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2013 or 2012.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

During 2011, the Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations. No additional net consideration was contemplated upon execution of the novation agreements. Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations. SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a party to the agreement, the intent of the novation and release appears to be consistent with the application for direct cedents application of the standard. Therefore, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

Recent Accounting Pronouncements

Effective December 31, 2013, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the financial position or results of operations of the Company as revisions relate to disclosures only. See Note 16 for further discussion.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by Aegon.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $27,930 at December 31, 2011, from Aggregate Write-ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

For the year ended December 31, 2011, the Company adopted SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R). This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The SSAP temporarily superseded SSAP No. 10, Income Taxes. SSAP No. 10R allowed an entity to elect to admit additional deferred tax assets (DTAs) utilizing a three year loss carryback provision, plus the lesser of a look-forward of three years on gross DTAs expected to be realized or 15% of statutory capital and surplus if the entity’s risk-based capital is above the 250% risk-based capital level where an action level could occur as a result of a trend test utilizing the old SSAP No. 10 provisions to calculate the DTA. Prior to the adoption of SSAP No. 10R, the admitted DTA was calculated by taking into consideration a one year loss carryback and look-forward on gross DTAs that can be expected to be realized and a 10% capital and surplus limit on the admitted amount of the DTA. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R and as a result, the cumulative effect of the adoption of this standard was the difference between the calculation of the admitted DTA per SSAP No.10R and the old SSAP No. 10 methodology at December 31, 2011. This change in accounting principle increased surplus by a net amount of $27,930, at December 31, 2011, which has been recorded within the statements of changes in capital and surplus.

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position and did not require any additional disclosures.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100 to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision requires a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures. See Note 14 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective January 1, 2014, the Company will adopt SSAP No. 105, Working Capital finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard had no impact to the financial position or results of operations of the Company.

Effective December 31, 2014, the Company will adopt revisions of SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision is expected to be immaterial to the financial position and results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

3. Accounting Changes and Correction of Errors

During 2013, the Company discovered an investment in a guaranteed investment contract within the Company’s separate account was not included in the calculation of the AVR as of December 31, 2012. The impact of this omission was an understatement of the asset valuation reserve and overstatement of capital and surplus of $5,080 as of December 31, 2012. This was corrected in 2013 and is reflected as a correction of an error in the capital and surplus accounts of the Summary of Operations.

During 2012, the Company determined that the model used for a particular guaranteed minimum withdrawal benefit product was not appropriately calculating the correct policyholder benefit guarantee values which are used when determining benefit reserves. The correction of this error resulted in an increase in the reserves associated with this product in the amount of $19,946 as of December 31, 2011, and is presented as a separate charge in capital and surplus within the statement of changes in capital and surplus.

The Company incorrectly calculated the mortgages component of the AVR as of December 31, 2010. The maximum Mortgage Experience Adjustment Factor (MEAF) was used in the calculation when lower factors should have been used. As a result, the AVR balance was overstated by $6,248. This was corrected in 2011, and the Company reflected the surplus impact of the correction as a separate change in unassigned surplus within the statement of changes in capital and surplus.

During 2011, the Company determined that too many contracts were novated to TLIC, an affiliated company, in a reinsurance transaction that was effective January 1, 2010. Correcting this error resulted in a reduction in the initial gain recognized on the novation of $7,765, partially offset by an adjustment to the statement of operations for retention of the policies that should have been retained by the Company of $5,175. The net amount of $2,590 is reflected as a separate change in unassigned surplus within the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.
Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company's liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2013 and 2012, respectively:

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2013 and 2012:

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other marketable observable data or internal modeling which utilize inputs that are not market observable.

Common stock in Level 3 is comprised primarily of warrants valued using broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

Separate account assets in Level 2 are valued using inputs from third party pricing services or are valued and classified in the same way as general account assets (described above).

During 2013 and 2012, there were no transfers between Level 1 and 2, respectively.
The following tables summarize the changes in assets classified in Level 3 for 2013 and 2012:

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were attributable to securities being valued using third party vendor inputs at December 31, 2011, subsequently changing to being internally modeled, thus causing the transfer into Level 3 during 2012.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012, subsequently changing to being valued using third party vendor inputs during 2013. In addition, transfers out for bonds were the result of securities being valued using internal models at December 31, 2011, subsequently changing to being valued using third party vendor inputs during 2012. Also, transfers out for bonds were attributed to securities being carried at fair value at December 31, 2011, subsequently changing to being carried at amortized cost during 2012.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

At December 31, 2013 and 2012, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 76 and 80 securities with a carrying amount of $281,161 and $266,840 and an unrealized loss of $32,419 and $44,844 with an average price of 88.5 and 83.2 (fair value/amortized cost). Of this portfolio, 70.19% and 48.05% were investment grade with associated unrealized losses of $19,689 and $20,046, respectively.

At December 31, 2013 and 2012, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 291 and 55 securities with a carrying amount of $1,860,688 and $234,770 and an unrealized loss of $103,138 and $4,771 with an average price of 94.5 and 98.0 (fair value/amortized cost). Of this portfolio, 96.86% and 76.98% were investment grade with associated unrealized losses of $100,950 and $3,649, respectively.

At December 31, 2013, for common stocks that have been in a continuous loss position for greater than or equal twelve months, the Company held 1 security with a cost of $4 and unrealized loss of $1 with an average price of 77.0 (fair value/cost). At December 31, 2012, the Company did not hold any common stock that had been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2013, the Company did not hold any common stocks that had been in continuous loss position for less than twelve months. At December 31, 2012, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 3 securities with a cost of $3,145 and unrealized loss $33 with an average price of 99.0 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2013 and 2012 is as follows:

The carrying amount and estimated fair value of bonds at December 31, 2013, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

At December 31, 2013, the Company’s treasury portfolio had investments in an unrealized loss position which had a fair value of $364,779, with a carrying value of $404,605, resulting in a gross unrealized loss of $39,826. The Company’s government issued debt securities include US Treasury bonds. All of the issuers in the sector continue to make payments in accordance with the original bond agreements. The Company evaluated the near-term prospects of the issuers and it is believed that the contractual terms of these investments will be met and these investments are not impaired as of December 31, 2013.

There were no loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2013 and 2012. The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value during the year ended December 31, 2011.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

The following loan-backed and structured securities were held at December 31, 2013, for which an OTTI was recognized during the current reporting period:

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2013 and 2012 is as follows:

Detail of net investment income is presented below:

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

The Company had gross realized losses for the years ended December 31, 2013, 2012 and 2011 of $4,299, $6,205 and $10,422, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

At December 31, 2013 and 2012, the Company had recorded investment in restructured securities of $32 and $2,940, respectively. The capital gains (losses) taken as a direct result of restructures in 2013, 2012 and 2011 were $(16), $886 and $(603), respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

The credit quality of mortgage loans by type of property for the year ended December 31, 2013 were as follows:

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company's mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2013, the Company issued mortgage loans with a maximum interest rate of 5.31% and a minimum interest rate of 3.11% for commercial loans. During 2012, the Company issued mortgage loans with a maximum interest rate of 4.60% and a minimum interest rate of 3.21% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 75%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2012 at the time of origination was 70%. During 2013, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2012, the Company reduced the interest rate by 1.0% of one outstanding mortgage loan in the amount of $8,362.

The following tables provide the age analysis of mortgage loans aggregated by type:

The Company did not have any impaired loans at December 31, 2013 or 2012. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2013, 2012 or 2011.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2013, 2012 or 2011. The Company did not recognize any interest income on a cash basis for the years ended December 31, 2013, 2012 or 2011.

During 2013 and 2012, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2013 and 2012, the Company held a mortgage loan loss reserve in the AVR of $7,164 and $5,173, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

During 2013, 2012 and 2011, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2013, the Company had ownership interest in four LIHTC investments. The remaining years of unexpired tax credits ranged from three to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from four to thirteen years. The amount of contingent equity commitments expected to be paid during 2014 to 2015 is $9,559. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2012, the Company had ownership interest in three LIHTC investments. The remaining years of unexpired tax credits ranged from four to ten and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from five to fourteen years. The amount of contingent equity commitments expected to be paid during 2013 was $2,127. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recognized net realized gains (losses) from futures contracts in the amount of $(70,734), $77,308 and $(38,303) for the years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013 and 2012, the Company had replicated assets with a fair value of $515,990 and $462,061, respectively, and credit default swaps with a fair value of $7,454 and $137, respectively. The Company did not recognize any capital losses related to replication transactions in 2013 or 2011, while the Company recognized capital losses of $1,477 in 2012.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2013, credit default swaps, used in replicating corporate bonds are as follows:

At December 31, 2013 and 2012, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $26,507 and $43,857, respectively.

At December 31, 2013 and 2012, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $47,684 and $11,206, respectively.

At December 31, 2013 and 2012, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

Open futures contracts at December 31, 2013 and 2012 were as follows:

For the years ended December 31, 2013, 2012 and 2011, the Company recorded unrealized gains (losses) of $(31,835), $34,383 and $121,858, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain. The Company did not recognize any unrealized gains or losses during 2013, 2012 or 2011 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The following tables show the pledged or restricted assets as of December 31, 2013 and 2012, respectively:

Assets pledged as collateral not captured in other categories includes invested assets with a carrying value of $36,135 and $19,516, respectively, in conjunction with derivative transactions as of December 31, 2013 and 2012, respectively.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2013 and 2012 of $1,521,643 and $1,718,959, respectively.

The Company received reinsurance recoveries in the amounts of $470,789, $492,249 and $325,524 during 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $145,050 and $159,544, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2013 and 2012 of $2,010,935 and $2,201,388, respectively.

The Company would experience no reduction in surplus at December 31, 2013 or 2012 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2013 or 2012.

During 2013, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration received was $122,047, life and claim reserves recaptured were $281,190 and other assets recaptured were $9,615, resulting in a pre-tax loss of $149,528 which was included in the statement of operations.

During 2013, the Company also recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $5,456, life and claim reserves recaptured were $31,857, other assets recaptured were $6,677 and the unamortized gain related to these blocks was released into income from surplus of $2,244 ($1,458 after tax), resulting in a pre-tax loss of $28,392, which was included in the statement of operations.

Subsequent to certain 2013 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration paid was $116,591, life and claim reserves released were $313,047 and other assets were transferred associated with the business of $16,292, resulting in a pre-tax gain of $180,164, which was included in the statement of operations.

The Company novated third party assumed retrocession agreements during 2013 that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $2,044, other assets were exchanged in the amount of $103 and other liabilities were exchanged in the amount of $256. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets and other liabilities exchanged were impacted by equivalent amounts.

During 2013, the Company recaptured certain treaties from a non-affiliate, for which net consideration received was $770, life and claim reserves recaptured were $1,215, and premiums recaptured were $255, resulting in a pre-tax loss of $190, which was included in the statement of operations.

Amortization of previously deferred gains associated with the divestiture of the Transamerica Reinsurance operations was released into income in the amount of $20,316 ($13,206 after tax) during 2013.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration paid was $9,487, life and claim reserves recaptured were $12,438 and other assets recaptured were $391, resulting in a pre-tax loss of $21,534 which was included in the statement of operations.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $27,425, life and claim reserves recaptured were $97,403, other assets recaptured were $7,410 and the unamortized gain related to these blocks was released into income from surplus of $9,990, ($6,556 after tax), resulting in a pre-tax loss of $107,428, which was included in the statement of operations.

Subsequent to the recaptures that took place during 2012, the Company reinsured to a non-affiliate certain treaties associated with the business that was previously ceded to an affiliate, for which a reinsurance premium and ceding commission were received in the amount of $843 and $6,904, respectively, and life and claim reserves transferred were $7,971, resulting in a pre-tax gain of $15,718 ($10,217 net of tax), which was credited directly to unassigned surplus on a net of tax basis.

Subsequent to the recaptures that took place during 2012, the Company reinsured to an affiliate certain treaties associated with the business that was previously ceded to a non-affiliate, for which a reinsurance premium was paid in the amount of $13,711, ceding commission was received in the amount of $18,696, life and claim reserves transferred were $78,778 and other assets were transferred in the amount of $3,549, resulting in a pre-tax gain of $80,214 ($52,139 net of tax), which was credited directly to unassigned surplus on a net of tax basis.

Also subsequent to certain 2012 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration received was $24,179, life and claim reserves released were $23,092 and other assets were transferred associated with the business of $4,251, resulting in a pre-tax gain of $43,020, which was included in the statement of operations.

On April 26, 2011, Aegon N.V. announced the divestiture of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of Aegon N.V.’s U.S. and international affiliates, all of which remain Aegon N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company. As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $474,720 which was included in the statement of operations, and a net of tax gain of $400,760 which has been credited directly to unassigned surplus. These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings related to these transactions. Additional information surrounding these transactions is outlined below.

Effective August 9, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to an affiliate. The Company received recapture consideration of $55,356, recaptured reserves of $293,975, recaptured other assets of $8,586 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $2,297, resulting in a pre-tax loss of $227,736 which has been included in the statement of operations. Prior to this transaction, the Company amortized $498, net of tax, of the deferred gain related to the initial transaction into earnings with a corresponding charge directly to unassigned surplus in 2011.

Subsequently, effective August 9, 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate. The Company paid a net reinsurance premium of $549,682, received an initial ceding commission of $219,000, transferred other assets in the amount of $12,548 and released net reserves of $790,263. The Company paid an experience refund in the amount of $84,770 to an affiliate and released IMR associated with certain business in the amount of $13,086. These transactions resulted in a net of tax gain of $248,557, which has been credited directly to unassigned surplus. During 2011, the Company amortized $7,712, net of tax, of the deferred gain into earnings with a corresponding charge directly to unassigned surplus.

Effective October 1, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to a non-affiliate. The Company paid recapture consideration of $9,840, recaptured reserves of $402,503, recaptured other net assets of $10,226 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $230,033, resulting in a pre-tax loss of $172,084, which has been included in the statement of operations. Subsequently, effective October 1, 2011, the Company ceded this business on a coinsurance basis to an affiliate and as a result received cash, transferred other net assets and released reserves consistent with the amounts recaptured, resulting in a net of tax gain of $262,245, which has been credited directly to unassigned surplus.

Effective October 1, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to an affiliate. The Company received recapture consideration of $30,305, recaptured reserves of $123,935 and recaptured other assets of $17,964, resulting in a pre-tax loss of $75,666, which has been included in the statement of operations. Subsequently, effective October 1, 2011, the Company ceded this business on a coinsurance basis to a non-affiliate and as a result paid cash, transferred other assets and released reserves consistent with the amounts recaptured, resulting in a net of tax gain of $49,183, which has been credited directly to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divestiture of the Transamerica Reinsurance operations from several Aegon N.V. affiliates. This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed. The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divestiture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties. The reserves and assets associated with these assignments were $87,665, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

During 2011, the Company amortized deferred gains from reinsurance transactions occurring prior to 2010 of $1,991, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus. The Company did not amortize any deferred gains from reinsurance transactions occurring prior to 2011 into earnings during 2013 or 2012.

7. Income Taxes

The net deferred income tax asset at December 31, 2013 and 2012 and the change from the prior year are comprised of the following components:

The main components of deferred income tax amounts are as follows:

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2013 or 2012.

As discussed in Note 1, for the years ended December 31, 2013 and 2012 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

The impact of tax planning strategies at December 31, 2013 and 2012 was as follows:

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

The Company's current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2013.

As of December 31, 2013 and 2012, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2013, 2012 and 2011 of $14,455, $93,620 and $113,223, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2013 and 2012 is $17 and $32, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $17. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2013, 2012 and 2011 is $25, $(203) and $(25), respectively. The total interest payable balance as of December 31, 2013 and 2012 is $1 and $2, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2013 and 2012, there were no premiums for participating life insurance policies. For the year ended 2011, premiums for participating life insurance policies were $111. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2013, 2012 or 2011.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2013, 2012 and 2011 is as follows:

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2013 and 2012, the Company’s separate account statement included legally insulated assets of $20,293,235 and $17,590,145, respectively. The assets legally insulated from general account claims at December 31, 2013 and 2012 are attributed to the following products:

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate account liabilities of $32,328 and $47,317, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $32,926, $31,916 and $27,094 to the general account in 2013, 2012 and 2011, respectively. During the years ended December 31, 2013, 2012 and 2011, the general account of the Company had paid $680, $619 and $1,542, respectively, toward separate account guarantees.

At December 31, 2013 and 2012, the Company reported guaranteed separate account assets at amortized cost in the amount of $7,436,073 and $7,450,863, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $7,414,425 and $7,618,858 at December 31, 2013 and 2012, respectively, which would have resulted in an unrealized (loss) gain of $(21,648) and $167,995, respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. As of December 31, 2013 and 2012, securities with a book value of $18,918 and $21,171, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. As of December 31, 2013, the Company held collateral from securities lending transactions in the form of cash and on open terms in the amount of $19,307. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2013 and 2012, the Company had variable annuities with minimum guaranteed benefits as follows:

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’s paid-through date to the policy’s next anniversary date. At December 31, 2013 and 2012, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2013 and 2012, the Company had insurance in force aggregating $15,580,513 and $12,243,276, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $58,739 and $92,244 to cover these deficiencies as of December 31, 2013 and 2012, respectively.

9. Capital and Surplus

At December 31, 2013 and 2012, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. Aegon owns 38,609 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2013 was $430. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2014, without prior approval of insurance regulatory authorities, is $93,458.

On December 21, 2011, the Company paid a preferred stock dividend and a common stock dividend of $3,410 and $296,590, respectively, to its parent companies, Aegon and TLIC. Of the common stock dividend amount, $76,057 was considered an ordinary dividend and $220,533 was considered an extraordinary dividend. Of the total $300,000 preferred and common stock dividends, Aegon received $262,200 and TLIC received $37,800. The Company did not pay any dividends during 2012 and 2013.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from Aegon in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to the issuance of the surplus notes, as well as the December 31, 2013, 2012 and 2011 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the outstanding surplus notes at December 31, 2013 and 2012 is as follows:

The Company held special surplus funds in the amount of $8,085 and $6,660, as of December 31, 2013 and 2012, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2013 and 2012, respectively, securities in the amount of $416,442 and $238,014 were on loan under securities lending agreements. At December 31, 2013, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $430,659 and $257,972 at December 31, 2013 and 2012, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $430,668 (fair value of $430,659) that are currently tradable securities that could be sold and used to pay for the $430,771 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by Aegon. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Aegon. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $9, $9 and $8 for the years ended December 31, 2013, 2012 and 2011, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by Aegon which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2013, 2012 and 2011 was $6 for each year, respectively.

Aegon sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, Aegon has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2013, 2012 and 2011 was insignificant. Aegon also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of Aegon and the Company.

In addition to pension benefits, the Company participates in plans sponsored by Aegon that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended December 31, 2013, 2012 and 2011.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between Aegon and the Company, Aegon will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by Aegon as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2013, 2012 and 2011, the Company paid $31,069, $24,579 and $23,065, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Aegon/Transamerica Series Trust. The Company received $4,380, $2,699 and $1,688 for these services during 2013, 2012 and 2011, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $9,336, $5,633 and $4,411 for the years ended December 31, 2013, 2012 and 2011, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2013, 2012 and 2011, the Company paid (received) net interest of $7, $(12) and $11, respectively, to (from) affiliates. At December 31, 2013 and 2012, the Company reported a net amount of $365 payable to and $87,032 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2013 and 2012, the Company had short-term intercompany notes receivable of $50,000 and $54,700 as follows. The Company did not have any short-term intercompany notes receivable at December 31, 2011. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

C- Claims Payment
B- Binding Authority
P- Premium Collection
U- Underwriting

For years ended December 31, 2013, 2012 and 2011, the Company had $52,545, $36,282 and $20,974, respectively, of direct premiums written by The Vanguard Group, Inc.

14. Commitments and Contingencies

The Company has contingent commitments of $21,212 and $14,317, at December 31, 2013 and 2012, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $9,559 and $2,127 at December 31, 2013 and 2012, respectively.

Private placement commitments outstanding as of December 31, 2013 and 2012 were $32,000 and $11,715, respectively.

There were no securities acquired on a “to be announced” (TBA) basis at December 31, 2013 and 2012.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted to the Company as of December 31, 2013 and 2012, respectively, was $0 and $20,331. In addition, securities in the amount of $8,352 and $19,891 were also posted to the Company as of December 31, 2013 and 2012, respectively, which were not included in the financials of the Company. Noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $8,680 and $34,002 at December 31, 2013 and 2012, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $4,679 and $16,319 at December 31, 2013 and 2012, respectively. The guaranty fund expense was $3,437, $174 and $9,674 for the years ended December 31, 2013, 2012 and 2011, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2013 and 2012, the Company had dollar repurchase agreements outstanding in the amount of $20,491 and $63,548, respectively. The Company had an outstanding liability for borrowed money in the amount $20,029 and $67,407 at December 31, 2013 and 2012, respectively due to participation in dollar repurchase agreements which includes accrued interest.

The contractual maturities of the dollar repurchase agreement positions are as follows:

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. There were no securities of NAIC designation 3 or below sold during 2013 and reacquired within 30 days of the sale date.

16. Subsequent Event

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the Affordable Care Act annual fee described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2013 through the date the financial statements are issued.

On January 1, 2014, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (ACA). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2014. As of December 31, 2013, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2014, and estimates their portion of the annual health insurance industry fee payable on September 30, 2014 to be $41. This assessment is not expected to have a material impact on risk based capital in 2014.

TFLIC 2013 SEC

Transamerica Financial Life Insurance Company
Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2013

TFLIC 2013 SEC

Transamerica Financial Life Insurance Company
Supplementary Insurance Information
(Dollars in Thousands)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

TFLIC 2013 SEC

Transamerica Financial Life Insurance Company
Reinsurance
(Dollars in Thousands)

TFLIC 2013 SEC

FINANCIAL STATEMENTS Transamerica Financial Life Insurance Company TFLIC Series Life Account
Years Ended December 31, 2013 and 2012

Transamerica Financial Life Insurance Company
TFLIC Series Life Account

Financial Statements
Years Ended December 31, 2013 and 2012

Contents

Report of Independent Registered Public Accounting Firm................................................................. 1

Financial Statements

The Board of Directors and Contract Owners Of TFLIC Series Life Account Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Financial Life Insurance Company TFLIC Series Life Account (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company TFLIC Series Life Account, at December 31, 2013, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP Des Moines, Iowa April 24, 2014

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Assets and Liabilities December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AllianceBernstein Balanced Wealth Strategy Class B Shares	1,733.880	$ 21,017	$ 23,667	$ 1	$ 23,668	1,405	$ 16.479057	$ 17.059747
Fidelity® VIP Contrafund® Service Class 2	17,754.375	442,455	599,565	(11)	599,554	30,848	19.435684	19.435684
Fidelity® VIP Equity-Income Service Class 2	15,266.838	307,890	349,305	(1)	349,304	20,086	17.390761	17.390761
Fidelity® VIP Growth Opportunities Service Class 2	7,999.346	120,296	237,421	8	237,429	18,516	12.822915	12.822915
Fidelity® VIP Index 500 Service Class 2	2,800.762	408,786	516,909	(18)	516,891	27,442	18.170013	20.355573
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	7,220.731	61,026	54,444	-	54,444	2,846	18.601421	19.256863
Access VP High Yield	3,037.580	88,271	91,158	(65)	91,093	5,452	16.617864	16.992770
ProFund VP Asia 30	3,900.670	195,409	218,360	(46)	218,314	21,480	8.977163	17.740759
ProFund VP Basic Materials	1,367.367	66,727	75,807	(12)	75,795	6,976	10.170911	19.356425
ProFund VP Bull	65.848	1,915	2,494	(5)	2,489	155	14.359645	18.736778
ProFund VP Consumer Services	2,288.697	101,339	130,685	(2)	130,683	6,163	19.312003	27.201509
ProFund VP Emerging Markets	3,836.788	91,516	91,622	1	91,623	13,280	6.860433	14.518729
ProFund VP Europe 30	336.207	7,576	8,698	(6)	8,692	720	10.077904	16.476409
ProFund VP Falling U.S. Dollar	2,571.324	71,436	71,431	(4)	71,427	8,621	8.265404	9.185632
ProFund VP Financials	5,214.322	107,867	145,897	(13)	145,884	15,274	9.192863	15.235730
ProFund VP International	743.253	15,434	17,838	(7)	17,831	1,871	9.143276	15.506774
ProFund VP Japan	4,275.796	70,967	80,813	(10)	80,803	8,464	9.507379	15.151366
ProFund VP Mid-Cap	4,992.502	148,021	170,793	(3)	170,790	11,318	14.737739	22.378570
ProFund VP Money Market	274,093.410	274,093	274,093	(1)	274,092	27,274	9.269513	10.128987
ProFund VP NASDAQ-100	5,327.464	128,118	162,381	(5)	162,376	7,677	20.670705	24.433438
ProFund VP Oil & Gas	4,673.448	221,916	249,936	(61)	249,875	21,179	10.781515	16.484254
ProFund VP Pharmaceuticals	2,985.492	88,593	102,074	(7)	102,067	5,794	16.555338	19.810990
ProFund VP Precious Metals	7,485.440	189,152	176,282	3	176,285	35,650	4.370272	10.741433
ProFund VP Short Emerging Markets	2,663.334	35,695	34,543	1	34,544	6,808	2.949496	5.088346
ProFund VP Short International	2,839.596	39,851	36,517	(1)	36,516	7,771	3.105361	4.709862
ProFund VP Short NASDAQ-100	6,330.882	36,033	30,705	(1)	30,704	10,475	2.256596	2.934480
ProFund VP Short Small-Cap	17,462.268	83,184	74,913	(7)	74,906	28,553	1.999345	2.641239
ProFund VP Small-Cap	6,115.908	210,344	243,474	3	243,477	15,459	15.585715	21.717026
ProFund VP Small-Cap Value	4,925.905	181,072	205,804	(5)	205,799	13,186	15.565351	21.413817
ProFund VP Telecommunications	3,173.920	26,077	27,835	1	27,836	1,769	12.198288	16.251911
ProFund VP U.S. Government Plus	2,792.340	58,577	49,452	-	49,452	3,996	11.244677	12.583334
ProFund VP UltraNASDAQ-100(1)	1,443.867	56,693	74,374	(2)	74,372	4,486	16.442301	16.646800
ProFund VP UltraSmall-Cap	2,772.511	52,751	69,036	(2)	69,034	4,035	15.672330	35.906104
ProFund VP Utilities	1,450.223	49,610	50,874	(7)	50,867	4,239	11.190626	15.050234
TA Aegon Active Asset Allocation - Conservative Initial Class	3,819.194	40,797	42,049	-	42,049	3,790	10.943511	11.162243
TA Aegon Active Asset Allocation - Moderate Initial Class	3,418.433	37,016	39,620	(1)	39,619	3,461	11.292449	11.518163
TA Aegon Active Asset Allocation - Moderate Growth Initial Class	104,607.227	1,030,929	1,244,826	-	1,244,826	105,621	11.622154	11.854474
TA Aegon High Yield Bond Initial Class	42,847.325	352,139	351,348	(2)	351,346	17,484	18.031148	20.429424
TA Aegon Money Market Initial Class	708,968.150	708,968	708,968	6	708,974	59,973	9.296150	11.916095
TA Aegon U.S. Government Securities Initial Class	10,396.779	129,186	128,192	2	128,194	8,904	11.804472	14.663319
TA AllianceBernstein Dynamic Allocation Initial Class	4,229.428	33,574	38,615	(6)	38,609	2,349	14.854163	16.846779
TA Asset Allocation - Conservative Initial Class	58,723.017	568,312	663,570	(1)	663,569	37,910	15.729978	17.538227

See accompanying notes.

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Assets and Liabilities December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Asset Allocation - Growth Initial Class	1,805,578.207	$ 15,834,984	$ 20,403,034	$ (16)	$ 20,403,018	1,097,810	$ 17.666471	$ 18.715521
TA Asset Allocation - Moderate Initial Class	405,512.670	4,285,844	4,906,703	(14)	4,906,689	268,454	16.615390	18.416772
TA Asset Allocation - Moderate Growth Initial Class	1,622,283.246	17,697,469	20,700,334	(5)	20,700,329	1,112,926	17.370886	18.790517
TA Barrow Hanley Dividend Focused Initial Class	62,451.512	928,337	1,198,445	(8)	1,198,437	56,514	17.892618	21.671307
TA BlackRock Global Allocation Initial Class	9,452.881	93,545	98,594	(2)	98,592	8,580	11.328843	11.551092
TA BlackRock Tactical Allocation Initial Class	4,869.461	51,584	53,126	1	53,127	4,475	11.663657	11.892420
TA BNP Paribas Large Cap Growth Initial Class	12,399.002	232,283	285,673	(1)	285,672	12,404	22.478032	23.270343
TA Clarion Global Real Estate Securities Initial Class	90,789.690	1,014,123	1,059,516	(1)	1,059,515	33,914	17.336410	35.700930
TA Hanlon Income Initial Class	48,989.923	547,285	546,238	(1)	546,237	46,406	11.466761	11.870941
TA International Moderate Growth Initial Class	119,537.353	1,000,445	1,194,178	(5)	1,194,173	102,627	11.409891	16.408706
TA Janus Balanced Initial Class	12,051.557	126,756	152,573	(52)	152,521	12,437	12.019044	12.427270
TA Jennison Growth Initial Class	19,928.868	176,043	213,438	(1)	213,437	12,870	16.258279	16.707326
TA JPMorgan Core Bond Initial Class	45,306.774	586,059	571,771	1	571,772	29,590	12.845207	20.071894
TA JPMorgan Enhanced Index Initial Class	14,061.095	182,288	247,335	(1)	247,334	12,885	18.445405	20.874961
TA JPMorgan Mid Cap Value Initial Class	16,974.590	217,867	356,806	-	356,806	12,182	22.910606	29.289970
TA JPMorgan Tactical Allocation Initial Class	80,688.444	1,000,105	1,071,543	1	1,071,544	50,241	12.168769	21.565900
TA MFS International Equity Initial Class	186,391.107	1,231,228	1,625,330	(2)	1,625,328	109,175	11.892127	18.621311
TA Morgan Stanley Capital Growth Initial Class	125,199.282	1,321,583	1,894,265	(4)	1,894,261	70,098	21.403412	27.078318
TA Morgan Stanley Mid-Cap Growth Initial Class	261,333.037	6,757,581	9,914,975	(57)	9,914,918	486,729	20.212563	27.476321
TA Multi-Managed Balanced Initial Class	71,595.901	844,222	971,556	(3)	971,553	45,906	19.844230	21.225314
TA PIMCO Tactical - Balanced Initial Class	9,343.677	100,856	108,293	1	108,294	9,325	11.311108	11.709847
TA PIMCO Tactical - Conservative Initial Class	13,486.316	142,681	147,945	-	147,945	13,535	10.716114	11.093900
TA PIMCO Tactical - Growth Initial Class	29,006.352	309,340	332,123	1	332,124	28,865	11.206195	11.601267
TA PIMCO Total Return Initial Class	31,170.991	373,239	354,102	1	354,103	22,520	13.444705	16.404917
TA Systematic Small/Mid Cap Value Initial Class	219,242.194	4,257,269	5,189,463	(43)	5,189,420	173,440	27.197745	30.121576
TA T. Rowe Price Small Cap Initial Class	147,249.518	1,670,946	2,096,833	(1)	2,096,832	77,862	26.764031	29.427323
TA Vanguard ETF - Balanced Initial Class	430.075	4,622	5,083	(3)	5,080	326	12.575156	15.584740
TA Vanguard ETF - Growth Initial Class	11,928.729	124,740	132,886	(7)	132,879	10,122	12.832856	17.681347
TA WMC Diversified Growth Initial Class	459,291.050	10,561,787	14,623,827	(10)	14,623,817	713,760	18.309261	20.523353

See accompanying notes.

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Operations and Change in Net Assets Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
AllianceBernstein Balanced Wealth Strategy Class B Shares
	$10,962	$222	$107	$115	$0	($11)	($11)	$1,237	$1,226	$1,341	$3,640	$4,981	$15,943
Fidelity® VIP Contrafund® Service Class 2
	426,754	5,204	4,261	943	-	5,244	5,244	58,570	63,814	64,757	(20,823)	43,934	470,688
Fidelity® VIP Equity-Income Service Class 2
	250,843	8,223	2,485	5,738	17,855	(1,533)	16,322	18,347	34,669	40,407	(1,310)	39,097	289,940
Fidelity® VIP Growth Opportunities Service Class 2
	145,120	277	1,586	(1,309)	-	6,596	6,596	21,620	28,216	26,907	8,775	35,682	180,802
Fidelity® VIP Index 500 Service Class 2
	184,856	4,950	2,153	2,797	2,664	6,775	9,439	14,907	24,346	27,143	66,669	93,812	278,668
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares
	4,037	130	43	87	-	212	212	400	612	699	1,821	2,520	6,557
Access VP High Yield
	6,149	751	153	598	-	332	332	740	1,072	1,670	18,305	19,975	26,124
ProFund VP Asia 30
	81,683	-	947	(947)	-	(7,585)	(7,585)	21,832	14,247	13,300	6,552	19,852	101,535
ProFund VP Basic Materials
	45,499	265	591	(326)	-	(7,979)	(7,979)	9,703	1,724	1,398	61,238	62,636	108,135
ProFund VP Bull
	12,208	-	45	(45)	-	1,563	1,563	(380)	1,183	1,138	(11,592)	(10,454)	1,754
ProFund VP Consumer Services
	34,051	-	445	(445)	168	463	631	8,142	8,773	8,328	33,577	41,905	75,956
ProFund VP Emerging Markets
	76,540	950	918	32	-	(1,751)	(1,751)	5,081	3,330	3,362	88,908	92,270	168,810
ProFund VP Europe 30
	6,415	137	58	79	-	(390)	(390)	1,228	838	917	2,889	3,806	10,221
ProFund VP Falling U.S. Dollar
	11,031	-	94	(94)	-	(115)	(115)	84	(31)	(125)	13,073	12,948	23,979
ProFund VP Financials
	40,870	62	587	(525)	-	1,342	1,342	12,755	14,097	13,572	19,827	33,399	74,269
ProFund VP International
	12,601	-	169	(169)	-	(1,018)	(1,018)	4,651	3,633	3,464	20,544	24,008	36,609
ProFund VP Japan
	57,461	-	73	(73)	-	(2,314)	(2,314)	3,108	794	721	(49,401)	(48,680)	8,781
ProFund VP Mid-Cap
	122,447	-	1,679	(1,679)	-	(1,981)	(1,981)	35,054	33,073	31,394	91,296	122,690	245,137
ProFund VP Money Market
	62,483	34	1,443	(1,409)	-	-	-	-	-	(1,409)	(11,021)	(12,430)	50,053
ProFund VP NASDAQ-100
	272,275	-	1,789	(1,789)	-	58,684	58,684	(10,379)	48,305	46,516	(138,229)	(91,713)	180,562
ProFund VP Oil & Gas
	163,473	181	1,578	(1,397)	13,172	(12,382)	790	3,045	3,835	2,438	30,008	32,446	195,919

See Accompanying Notes. (1) See Footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Operations and Change in Net Assets Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
ProFund VP Pharmaceuticals
$30,683	$461	$426	$35	$0	$2,395	$2,395	$1,556	$3,951	$3,986	$10,888	$14,874	$45,557
ProFund VP Precious Metals
217,168	-	1,224	(1,224)	-	(7,967)	(7,967)	1,555	(6,412)	(7,636)	(82,101)	(89,737)	127,431
ProFund VP Short Emerging Markets
1,543	-	177	(177)	-	(1,586)	(1,586)	(14)	(1,600)	(1,777)	1,599	(178)	1,365
ProFund VP Short International
361	-	252	(252)	48	(4,117)	(4,069)	(3)	(4,072)	(4,324)	3,963	(361)	-
ProFund VP Short NASDAQ-100
27,479	-	271	(271)	-	(12,309)	(12,309)	659	(11,650)	(11,921)	(1,089)	(13,010)	14,469
ProFund VP Short Small-Cap
32,282	-	571	(571)	-	(16,244)	(16,244)	3,227	(13,017)	(13,588)	10,082	(3,506)	28,776
ProFund VP Small-Cap
68,437	-	1,572	(1,572)	4,075	(1,287)	2,788	8,560	11,348	9,776	171,933	181,709	250,146
ProFund VP Small-Cap Value
41,841	-	1,308	(1,308)	-	(390)	(390)	7,972	7,582	6,274	175,841	182,115	223,956
ProFund VP Telecommunications
4,752	428	200	228	-	105	105	1,167	1,272	1,500	15,553	17,053	21,805
ProFund VP U.S. Government Plus
152,909	-	1,103	(1,103)	15,596	7,427	23,023	(28,464)	(5,441)	(6,544)	(44,130)	(50,674)	102,235
ProFund VP UltraNASDAQ-100(1)
-	-	70	(70)	-	(3,870)	(3,870)	(1,226)	(5,096)	(5,166)	63,570	58,404	58,404
ProFund VP UltraSmall-Cap
16,507	-	299	(299)	-	12,023	12,023	4,935	16,958	16,659	309	16,968	33,475
ProFund VP Utilities
77,410	1,682	725	957	-	5,631	5,631	(6,693)	(1,062)	(105)	(39,627)	(39,732)	37,678
TA AEGON Active Asset Allocation - Conservative Initial Class
45,569	145	406	(261)	187	642	829	1,705	2,534	2,273	(7,911)	(5,638)	39,931
TA AEGON Active Asset Allocation - Moderate Initial Class
5,156	13	109	(96)	9	30	39	723	762	666	13,016	13,682	18,838
TA AEGON Active Asset Allocation - Moderate Growth Initial Class
806,317	5,948	8,623	(2,675)	-	9,410	9,410	78,564	87,974	85,299	53,476	138,775	945,092
TA AEGON High Yield Bond Initial Class
123,183	11,667	1,973	9,694	-	975	975	17,018	17,993	27,687	149,745	177,432	300,615
TA AEGON Money Market Initial Class
790,963	44	7,607	(7,563)	-	-	-	-	-	(7,563)	(40,414)	(47,977)	742,986
TA AEGON U.S. Government Securities Initial Class
134,020	1,701	964	737	2,476	1,937	4,413	(1,405)	3,008	3,745	(47,197)	(43,452)	90,568
TA AllianceBernstein Dynamic Allocation Initial Class
41,291	365	382	(17)	-	54	54	2,147	2,201	2,184	909	3,093	44,384
TA Asset Allocation - Conservative Initial Class
592,707	19,778	5,652	14,126	-	3,887	3,887	20,659	24,546	38,672	(2,216)	36,456	629,163

See Accompanying Notes. (1) See Footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Operations and Change in Net Assets Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA Asset Allocation - Growth Initial Class
	$14,599,554	$215,609	$143,871	$71,738	$0	($523,418)	($523,418)	$2,142,893	$1,619,475	$1,691,213	($18,215)	$1,672,998	$16,272,552
TA Asset Allocation - Moderate Initial Class
	4,074,920	116,750	38,974	77,776	-	1,716	1,716	266,471	268,187	345,963	88,866	434,829	4,509,749
TA Asset Allocation - Moderate Growth Initial Class
	15,396,890	416,801	151,990	264,811	-	(63,294)	(63,294)	1,300,466	1,237,172	1,501,983	489,233	1,991,216	17,388,106
TA Barrow Hanley Dividend Focused Initial Class
	1,110,659	20,352	10,100	10,252	-	89,233	89,233	29,084	118,317	128,569	81,345	209,914	1,320,573
TA BlackRock Global Allocation Initial Class
	21,772	1,914	372	1,542	1,327	689	2,016	(174)	1,842	3,384	36,207	39,591	61,363
TA BlackRock Tactical Allocation Initial Class
	21,764	951	259	692	1,440	1,022	2,462	(717)	1,745	2,437	20,308	22,745	44,509
TA BNP Paribas Large Cap Growth Initial Class
	128,303	1,443	1,218	225	-	17,016	17,016	5,137	22,153	22,378	(12,670)	9,708	138,011
TA Clarion Global Real Estate Securities Initial Class
	802,288	32,762	8,437	24,325	-	(13,741)	(13,741)	180,832	167,091	191,416	73,038	264,454	1,066,742
TA Hanlon Income Initial Class
	542,232	12,774	5,044	7,730	-	1,500	1,500	5,518	7,018	14,748	(15,227)	(479)	541,753
TA International Moderate Growth Initial Class
	1,018,310	29,124	8,922	20,202	-	(30,867)	(30,867)	120,327	89,460	109,662	(99,781)	9,881	1,028,191
TA Janus Balanced Initial Class
	133,710	-	1,465	(1,465)	-	864	864	16,191	17,055	15,590	(13,833)	1,757	135,467
TA Jennison Growth Initial Class
	331,508	263	2,629	(2,366)	26,883	31,760	58,643	11,096	69,739	67,373	(162,146)	(94,773)	236,735
TA JPMorgan Core Bond Initial Class
	646,243	17,376	6,259	11,117	267	16,330	16,597	(1,587)	15,010	26,127	(6,540)	19,587	665,830
TA JPMorgan Enhanced Index Initial Class
	113,548	1,383	1,116	267	-	(3,300)	(3,300)	20,317	17,017	17,284	24,980	42,264	155,812
TA JPMorgan Mid Cap Value Initial Class
	271,345	2,151	2,592	(441)	-	5,869	5,869	45,372	51,241	50,800	(30,422)	20,378	291,723
TA JPMorgan Tactical Allocation Initial Class
	1,142,401	7,074	10,364	(3,290)	-	(69,015)	(69,015)	147,343	78,328	75,038	58,772	133,810	1,276,211
TA MFS International Equity Initial Class
	1,155,020	21,724	11,345	10,379	-	(46,860)	(46,860)	278,753	231,893	242,272	4,869	247,141	1,402,161
TA Morgan Stanley Capital Growth Initial Class
	1,229,846	-	12,173	(12,173)	254,640	(25,508)	229,132	(33,901)	195,231	183,058	(56,040)	127,018	1,356,864
TA Morgan Stanley Mid-Cap Growth Initial Class
	7,246,286	-	66,810	(66,810)	366,762	380,975	747,737	(133,204)	614,533	547,723	(596,412)	(48,689)	7,197,597
TA Multi-Managed Balanced Initial Class
	840,309	14,626	8,122	6,504	135,432	13,566	148,998	(58,616)	90,382	96,886	(20,027)	76,859	917,168
TA PIMCO Tactical - Balanced Initial Class
	158,417	3,409	1,426	1,983	-	(921)	(921)	(587)	(1,508)	475	13,476	13,951	172,368

See Accompanying Notes. (1) See Footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Operations and Change in Net Assets Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA PIMCO Tactical - Conservative Initial Class
	$175,846	$2,320	$1,593	$727	$0	($5,056)	($5,056)	$6,380	$1,324	$2,051	($14,838)	($12,787)	$163,059
TA PIMCO Tactical - Growth Initial Class
	252,590	2,219	2,529	(310)	-	(5,216)	(5,216)	5,104	(112)	(422)	10,306	9,884	262,474
TA PIMCO Total Return Initial Class
	191,856	10,634	2,415	8,219	-	4,379	4,379	2,154	6,533	14,752	145,773	160,525	352,381
TA Systematic Small/Mid Cap Value Initial Class
	1,493,124	8,950	16,240	(7,290)	433,181	62,898	496,079	(242,478)	253,601	246,311	337,618	583,929	2,077,053
TA T. Rowe Price Small Cap Initial Class
	925,385	-	11,319	(11,319)	107,417	93,725	201,142	(64,461)	136,681	125,362	38,283	163,645	1,089,030
TA Vanguard ETF - Balanced Initial Class
	3,511	76	70	6	141	35	176	137	313	319	2,183	2,502	6,013
TA Vanguard ETF - Growth Initial Class
	19,088	477	196	281	2,161	21	2,182	(159)	2,023	2,304	3,753	6,057	25,145
TA WMC Diversified Growth Initial Class
	10,958,246	37,065	107,054	(69,989)	-	(53,205)	(53,205)	1,457,231	1,404,026	1,334,037	(573,239)	760,798	11,719,044

See Accompanying Notes. (1) See Footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Operations and Change in Net Assets Year Ended December 31, 2013

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
AllianceBernstein Balanced Wealth Strategy Class B Shares
	$15,943	$486	$205	$281	$0	$192	$192	$2,247	$2,439	$2,720	$5,005	$7,725	$23,668
Fidelity® VIP Contrafund® Service Class 2
	470,688	4,521	4,741	(220)	158	9,035	9,193	128,617	137,810	137,590	(8,724)	128,866	599,554
Fidelity® VIP Equity-Income Service Class 2
	289,940	7,475	2,896	4,579	22,007	516	22,523	48,102	70,625	75,204	(15,840)	59,364	349,304
Fidelity® VIP Growth Opportunities Service Class 2
	180,802	97	1,872	1,775)	112	9,497	9,609	56,328	65,937	64,162	(7,535)	56,627	237,429
Fidelity® VIP Index 500 Service Class 2
	278,668	7,857	4,245	3,612	3,609	16,280	19,889	81,331	101,220	104,832	133,391	238,223	516,891
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares
	6,557	5,473	317	5,156	9,063	(1,025)	8,038	(7,107)	931	6,087	41,800	47,887	54,444
Access VP High Yield
	26,124	1,423	512	911	1,019	669	1,688	1,972	3,660	4,571	60,398	64,969	91,093
ProFund VP Asia 30
	101,535	71	1,473	(1,402)	-	(2,429)	(2,429)	22,691	20,262	18,860	97,919	116,779	218,314
ProFund VP Basic Materials
	108,135	943	814	129	-	3,107	3,107	7,214	10,321	10,450	(42,790)	(32,340)	75,795
ProFund VP Bull
	1,754	-	22	(22)	22	39	61	481	542	520	215	735	2,489
ProFund VP Consumer Services
	75,956	232	1,086	(854)	264	13,338	13,602	20,110	33,712	32,858	21,869	54,727	130,683
ProFund VP Emerging Markets
	168,810	1,006	1,819	(813)	-	(40,588)	(40,588)	(2,312)	(42,900)	(43,713)	(33,474)	(77,187)	91,623
ProFund VP Europe 30
	10,221	89	559	(470)	-	(5,809)	(5,809)	885	(4,924)	(5,394)	3,865	(1,529)	8,692
ProFund VP Falling U.S. Dollar
	23,979	-	189	(189)	-	(269)	(269)	546	277	88	47,360	47,448	71,427
ProFund VP Financials
	74,269	455	1,148	(693)	-	2,294	2,294	29,098	31,392	30,699	40,916	71,615	145,884
ProFund VP International
	36,609	-	211	(211)	1,129	2,542	3,671	319	3,990	3,779	(22,557)	(18,778)	17,831
ProFund VP Japan
	8,781	-	239	(239)	-	3,686	3,686	8,736	12,422	12,183	59,839	72,022	80,803
ProFund VP Mid-Cap
	245,137	-	2,682	(2,682)	17,418	54,063	71,481	4,867	76,348	73,666	(148,013)	(74,347)	170,790
ProFund VP Money Market
	50,053	32	1,355	(1,323)	-	-	-	-	-	(1,323)	225,362	224,039	274,092
ProFund VP NASDAQ-100
	180,562	-	1,245	(1,245)	-	248	248	40,852	41,100	39,855	(58,041)	(18,186)	162,376
ProFund VP Oil & Gas
	195,919	977	2,236	(1,259)	8,673	4,776	13,449	34,546	47,995	46,736	7,220	53,956	249,875

See Accompanying Notes. (1) See Footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Operations and Change in Net Assets Year Ended December 31, 2013

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
ProFund VP Pharmaceuticals
	$45,557	$1,502	$854	$648	$4,075	$4,165	$8,240	$9,239	$17,479	$18,127	$38,383	$56,510	$102,067
ProFund VP Precious Metals
	127,431	-	1,468	(1,468)	-	(73,239)	(73,239)	(5,104)	(78,343)	(79,811)	128,665	48,854	176,285
ProFund VP Short Emerging Markets
	1,365	-	189	(189)	-	(290)	(290)	(1,059)	(1,349)	(1,538)	34,717	33,179	34,544
ProFund VP Short International
	-	-	198	(198)	-	(2,846)	(2,846)	(3,333)	(6,179)	(6,377)	42,893	36,516	36,516
ProFund VP Short NASDAQ-100
	14,469	-	219	(219)	-	(3,306)	(3,306)	(5,365)	(8,671)	(8,890)	25,125	16,235	30,704
ProFund VP Short Small-Cap
	28,776	-	543	(543)	-	(14,546)	(14,546)	(7,172)	(21,718)	(22,261)	68,391	46,130	74,906
ProFund VP Small-Cap
	250,146	-	1,186	(1,186)	2,234	16,249	18,483	27,255	45,738	44,552	(51,221)	(6,669)	243,477
ProFund VP Small-Cap Value
	223,956	498	1,369	(871)	-	38,362	38,362	17,501	55,863	54,992	(73,149)	(18,157)	205,799
ProFund VP Telecommunications
	21,805	1,463	415	1,048	2,213	(2,237)	(24)	343	319	1,367	4,664	6,031	27,836
ProFund VP U.S. Government Plus
	102,235	136	635	(499)	5,449	(23,306)	(17,857)	(7,102)	(24,959)	(25,458)	(27,325)	(52,783)	49,452
ProFund VP UltraNASDAQ-100
(1)	58,404	-	359	(359)	-	6,227	6,227	18,905	25,132	24,773	(8,805)	15,968	74,372
ProFund VP UltraSmall-Cap
	33,475	-	440	(440)	-	14,839	14,839	11,762	26,601	26,161	9,398	35,559	69,034
ProFund VP Utilities
	37,678	2,749	884	1,865	-	(5,504)	(5,504)	1,609	(3,895)	(2,030)	15,219	13,189	50,867
TA Aegon Active Asset Allocation - Conservative Initial Class
	39,931	837	493	344	840	3,216	4,056	(774)	3,282	3,626	(1,508)	2,118	42,049
TA Aegon Active Asset Allocation - Moderate Initial Class
	18,838	244	312	(68)	232	833	1,065	1,823	2,888	2,820	17,961	20,781	39,619
TA Aegon Active Asset Allocation - Moderate Growth Initial Class
	945,092	10,253	10,440	(187)	-	16,874	16,874	143,684	160,558	160,371	139,363	299,734	1,244,826
TA Aegon High Yield Bond Initial Class
	300,615	20,381	3,822	16,559	-	12,109	12,109	(12,046)	63	16,622	34,109	50,731	351,346
TA Aegon Money Market Initial Class
	742,986	37	6,542	(6,505)	-	-	-	-	-	(6,505)	(27,507)	(34,012)	708,974
TA Aegon U.S. Government Securities Initial Class
	90,568	841	733	108	786	(3,657)	(2,871)	(629)	(3,500)	(3,392)	41,018	37,626	128,194
TA AllianceBernstein Dynamic Allocation Initial Class
	44,384	426	361	65	-	2,388	2,388	113	2,501	2,566	(8,341)	(5,775)	38,609
TA Asset Allocation - Conservative Initial Class
	629,163	20,831	5,818	15,013	1,028	11,770	12,798	23,985	36,783	51,796	(17,390)	34,406	663,569

See Accompanying Notes. (1) See Footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Operations and Change in Net Assets Year Ended December 31, 2013

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA Asset Allocation - Growth Initial Class
	$16,272,552	$222,620	$164,458	$58,162	$0	($513,687)	($513,687)	$4,620,808	$4,107,121	$4,165,283	($34,817)	$4,130,466	$20,403,018
TA Asset Allocation - Moderate Initial Class
	4,509,749	114,732	42,061	72,671	-	(909)	(909)	479,795	478,886	551,557	(154,617)	396,940	4,906,689
TA Asset Allocation - Moderate Growth Initial Class
	17,388,106	439,663	173,334	266,329	-	58,218	58,218	2,870,805	2,929,023	3,195,352	116,871	3,312,223	20,700,329
TA Barrow Hanley Dividend Focused Initial Class
	1,320,573	28,950	11,077	17,873	-	121,715	121,715	166,983	288,698	306,571	(428,707)	(122,136)	1,198,437
TA BlackRock Global Allocation Initial Class
	61,363	1,516	652	864	924	1,394	2,318	5,221	7,539	8,403	28,826	37,229	98,592
TA BlackRock Tactical Allocation Initial Class
	44,509	1,048	304	744	1,106	888	1,994	1,775	3,769	4,513	4,105	8,618	53,127
TA BNP Paribas Large Cap Growth Initial Class
	138,011	1,763	1,751	12	-	5,391	5,391	46,963	52,354	52,366	95,295	147,661	285,672
TA Clarion Global Real Estate Securities Initial Class
	1,066,742	60,328	10,442	49,886	-	74,292	74,292	(89,919)	(15,627)	34,259	(41,486)	(7,227)	1,059,515
TA Hanlon Income Initial Class
	541,753	24,614	5,100	19,514	-	779	779	(8,926)	(8,147)	11,367	(6,883)	4,484	546,237
TA International Moderate Growth Initial Class
	1,028,191	22,493	9,804	12,689	-	1,345	1,345	108,741	110,086	122,775	43,207	165,982	1,194,173
TA Janus Balanced Initial Class
	135,467	1,138	1,486	(348)	-	2,786	2,786	21,406	24,192	23,844	(6,790)	17,054	152,521
TA Jennison Growth Initial Class
	236,735	461	1,687	(1,226)	13,301	4,704	18,005	42,024	60,029	58,803	(82,101)	(23,298)	213,437
TA JPMorgan Core Bond Initial Class
	665,830	17,861	5,692	12,169	-	7,149	7,149	(37,745)	(30,596)	(18,427)	(75,631)	(94,058)	571,772
TA JPMorgan Enhanced Index Initial Class
	155,812	1,367	1,849	(482)	1,422	3,897	5,319	48,721	54,040	53,558	37,964	91,522	247,334
TA JPMorgan Mid Cap Value Initial Class
	291,723	1,600	2,951	(1,351)	3,836	8,270	12,106	76,036	88,142	86,791	(21,708)	65,083	356,806
TA JPMorgan Tactical Allocation Initial Class
	1,276,211	13,120	10,077	3,043	-	(42,999)	(42,999)	88,429	45,430	48,473	(253,140)	(204,667)	1,071,544
TA MFS International Equity Initial Class
	1,402,161	17,183	14,230	2,953	-	(32,406)	(32,406)	269,025	236,619	239,572	(16,405)	223,167	1,625,328
TA Morgan Stanley Capital Growth Initial Class
	1,356,864	10,430	13,708	(3,278)	6,837	(20,883)	(14,046)	622,453	608,407	605,129	(67,732)	537,397	1,894,261
TA Morgan Stanley Mid-Cap Growth Initial Class
	7,197,597	68,949	75,651	(6,702)	172,584	285,297	457,881	2,258,949	2,716,830	2,710,128	7,193	2,717,321	9,914,918
TA Multi-Managed Balanced Initial Class
	917,168	15,108	8,668	6,440	30,980	19,792	50,772	92,828	143,600	150,040	(95,655)	54,385	971,553
TA PIMCO Tactical - Balanced Initial Class
	172,368	611	1,229	(618)	-	606	606	14,969	15,575	14,957	(79,031)	(64,074)	108,294

See Accompanying Notes. (1) See Footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Statements of Operations and Change in Net Assets Year Ended December 31, 2013

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA PIMCO Tactical - Conservative Initial Class
	$163,059	$1,010	$1,576	($566)	$0	($1,522)	($1,522)	$13,621	$12,099	$11,533	($26,647)	($15,114)	$147,945
TA PIMCO Tactical - Growth Initial Class
	262,474	2,754	2,796	(42)	-	(139)	(139)	44,013	43,874	43,832	25,818	69,650	332,124
TA PIMCO Total Return Initial Class
	352,381	8,788	3,911	4,877	4,995	(6,643)	(1,648)	(21,631)	(23,279)	(18,402)	20,124	1,722	354,103
TA Systematic Small/Mid Cap Value Initial Class
	2,077,053	19,438	36,988	(17,550)	9,348	120,392	129,740	1,040,455	1,170,195	1,152,645	1,959,722	3,112,367	5,189,420
TA T. Rowe Price Small Cap Initial Class
	1,089,030	1,322	14,695	(13,373)	76,508	57,050	133,558	448,594	582,152	568,779	439,023	1,007,802	2,096,832
TA Vanguard ETF - Balanced Initial Class
	6,013	74	82	(8)	83	246	329	233	562	554	(1,487)	(933)	5,080
TA Vanguard ETF - Growth Initial Class
	25,145	1,574	720	854	2,274	326	2,600	8,682	11,282	12,136	95,598	107,734	132,879
TA WMC Diversified Growth Initial Class
	11,719,044	138,031	117,793	20,238	-	124,404	124,404	3,435,263	3,559,667	3,579,905	(675,132)	2,904,773	14,623,817

See Accompanying Notes. (1) See Footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

1. Organization and Summary of Significant Accounting Policies

Organization
The TFLIC Series Life Account (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TFLIC Financial Freedom Builder, TFLIC Freedom Elite Builder, TFLIC Freedom Elite Builder II, and TFLIC Freedom Wealth Protector.
Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Access One Trust	Access One Trust
Access VP High Yield	Access VP High Yield
AllianceBernstein Variable Products Series Fund	AllianceBernstein Variable Products Series Fund
AllianceBernstein Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	Franklin Templeton VIP Founding Funds Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP Money Market	ProFund VP Money Market
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)
Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraNASDAQ-100	ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Active Asset Allocation - Conservative Initial Class	Transamerica Aegon Active Asset Allocation - Conservative VP Initial Class
TA Aegon Active Asset Allocation - Moderate Initial Class	Transamerica Aegon Active Asset Allocation - Moderate VP Initial Class
TA Aegon Active Asset Allocation - Moderate Growth Initial Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon Money Market Initial Class	Transamerica Aegon Money Market VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA AllianceBernstein Dynamic Allocation Initial Class	Transamerica AllianceBernstein Dynamic Allocation VP Initial Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA BlackRock Global Allocation Initial Class	Transamerica BlackRock Global Allocation VP Initial Class
TA BlackRock Tactical Allocation Initial Class	Transamerica BlackRock Tactical Allocation VP Initial Class
TA BNP Paribas Large Cap Growth Initial Class	Transamerica BNP Paribas Large Cap Growth VP Initial Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Hanlon Income Initial Class	Transamerica Hanlon Income VP Initial Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class
TA Janus Balanced Initial Class	Transamerica Janus Balanced VP Initial Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA JPMorgan Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Mid-Cap Growth Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Tactical - Balanced Initial Class	Transamerica PIMCO Tactical - Balanced VP Initial Class
TA PIMCO Tactical - Conservative Initial Class	Transamerica PIMCO Tactical - Conservative VP Initial Class
TA PIMCO Tactical - Growth Initial Class	Transamerica PIMCO Tactical - Growth VP Initial Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Systematic Small/Mid Cap Value Initial Class	Transamerica Systematic Small/Mid Cap Value VP Initial Class
TA BNP Paribas Large Cap Growth Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA Vanguard ETF - Balanced Initial Class	Transamerica Vanguard ETF - Balanced VP Initial Class
TA Vanguard ETF - Growth Initial Class	Transamerica Vanguard ETF - Growth VP Initial Class
TA WMC Diversified Growth Initial Class	Transamerica WMC Diversified Growth VP Initial Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
ProFund VP UltraNASDAQ-100	April 30, 2012
TA BlackRock Global Allocation Initial Class	May 19, 2011
TA BlackRock Tactical Allocation Initial Class	May 19, 2011
TA Aegon Active Asset Allocation - Conservative Initial Class	April 29, 2011
TA Aegon Active Asset Allocation - Moderate Initial Class	April 29, 2011
TA Aegon Active Asset Allocation - Moderate Growth Initial Class	April 29, 2011
TA Jennison Growth Initial Class	April 29, 2010
TA Janus Balanced Initial Class	July 1, 2009
AllianceBernstein Balanced Wealth Strategy Class B Shares	May 1, 2009
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	May 1, 2009
TA Hanlon Income Initial Class	May 1, 2009
TA BNP Paribas Large Cap Growth Initial Class	May 1, 2009
TA PIMCO Tactical - Balanced Initial Class	May 1, 2009
TA PIMCO Tactical - Conservative Initial Class	May 1, 2009
TA PIMCO Tactical - Growth Initial Class	May 1, 2009

The following subaccount name changes were made effective during the fiscal year ended December 31, 2013:

Subaccount	Formerly
TA Barrow Hanley Dividend Focused Initial Class	TA BlackRock Large Cap Value Initial Class
TA BNP Paribas Large Cap Growth	TA Multi Managed Large Cap Core Initical Class
TA Vanguard ETF - Balanced Initial Class	TA Index 50 Initial Class
TA Vanguard ETF - Growth Initial Class	TA Index 75 Initial Class

During the current year the following subaccounts were liquidated and subsequently reinvested

Reinvested Subaccount	Liquidated Subaccount
TA Systematic Small/Mid Cap Value Initial Class	TA Third Avenue Value Initial Class
TA Vanguard ETF - Growth Initial Class	TA Efficient Markets Initial Class

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2013.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy
The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2013 were as follows:

Subaccount	Purchases	Sales
AllianceBernstein Balanced Wealth Strategy Class B Shares	$ 7,518	$ 2,231
Fidelity® VIP Contrafund® Service Class 2	34,016	42,798
Fidelity® VIP Equity-Income Service Class 2	43,277	32,531
Fidelity® VIP Growth Opportunities Service Class 2	9,010	18,211
Fidelity® VIP Index 500 Service Class 2	197,127	56,514
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	65,727	9,708
Access VP High Yield	72,760	10,374
ProFund VP Asia 30	126,744	30,201
ProFund VP Basic Materials	88,650	131,309
ProFund VP Bull	429	213
ProFund VP Consumer Services	69,379	48,109
ProFund VP Emerging Markets	499,045	533,350
ProFund VP Europe 30	234,103	230,707
ProFund VP Falling U.S. Dollar	104,607	57,433
ProFund VP Financials	61,456	21,229
ProFund VP International	5,144	26,784
ProFund VP Japan	120,621	61,019
ProFund VP Mid-Cap	161,904	295,190
ProFund VP Money Market	598,946	374,930
ProFund VP NASDAQ-100	85,912	145,276
ProFund VP Oil & Gas	139,485	124,797
ProFund VP Pharmaceuticals	95,806	52,697
ProFund VP Precious Metals	431,068	303,869
ProFund VP Short Emerging Markets	163,801	129,273
ProFund VP Short International	93,059	50,363
ProFund VP Short NASDAQ-100	115,539	90,631
ProFund VP Short Small-Cap	286,186	218,341
ProFund VP Small-Cap	165,493	215,684
ProFund VP Small-Cap Value	264,871	338,905
ProFund VP Telecommunications	39,386	31,462
ProFund VP U.S. Government Plus	150,242	172,591
ProFund VP UltraNASDAQ-100(1)	137,562	146,727
ProFund VP UltraSmall-Cap	67,879	58,952
ProFund VP Utilities	366,604	349,518
TA Aegon Active Asset Allocation - Conservative Initial Class	62,376	62,699
TA Aegon Active Asset Allocation - Moderate Initial Class	28,132	10,004

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Active Asset Allocation - Moderate Growth Initial Class	$ 253,583	$ 114,407
TA Aegon High Yield Bond Initial Class	250,646	199,979
TA Aegon Money Market Initial Class	155,084	188,930
TA Aegon U.S. Government Securities Initial Class	272,378	230,468
TA AllianceBernstein Dynamic Allocation Initial Class	7,426	15,700
TA Asset Allocation - Conservative Initial Class	99,321	100,670
TA Asset Allocation - Growth Initial Class	1,428,746	1,405,378
TA Asset Allocation - Moderate Initial Class	358,674	440,619
TA Asset Allocation - Moderate Growth Initial Class	1,610,616	1,227,446
TA Barrow Hanley Dividend Focused Initial Class	273,720	684,552
TA BlackRock Global Allocation Initial Class	69,027	38,411
TA BlackRock Tactical Allocation Initial Class	49,288	43,334
TA BNP Paribas Large Cap Growth Initial Class	128,723	33,414
TA Clarion Global Real Estate Securities Initial Class	370,147	361,782
TA Hanlon Income Initial Class	118,093	105,464
TA International Moderate Growth Initial Class	132,333	76,438
TA Janus Balanced Initial Class	21,669	28,756
TA Jennison Growth Initial Class	65,451	135,478
TA JPMorgan Core Bond Initial Class	86,703	150,166
TA JPMorgan Enhanced Index Initial Class	78,602	39,696
TA JPMorgan Mid Cap Value Initial Class	5,438	24,659
TA JPMorgan Tactical Allocation Initial Class	188,023	438,122
TA MFS International Equity Initial Class	492,710	506,161
TA Morgan Stanley Capital Growth Initial Class	157,791	221,962
TA Morgan Stanley Mid-Cap Growth Initial Class	934,151	761,118
TA Multi-Managed Balanced Initial Class	97,146	155,380
TA PIMCO Tactical - Balanced Initial Class	28,745	108,394
TA PIMCO Tactical - Conservative Initial Class	33,391	60,604
TA PIMCO Tactical - Growth Initial Class	88,542	62,764
TA PIMCO Total Return Initial Class	229,195	199,197
TA Systematic Small/Mid Cap Value Initial Class	3,029,833	1,078,175
TA T. Rowe Price Small Cap Initial Class	898,099	395,956
TA Vanguard ETF - Balanced Initial Class	574	1,986
TA Vanguard ETF - Growth Initial Class	107,706	8,980
TA WMC Diversified Growth Initial Class	479,995	1,135,191

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements
3. Change in Units
The change in units outstanding were as follows:

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	UnitsRedeemed and Transferred to/from	Net Increase (Decrease)
AllianceBernstein Balanced Wealth Strategy Class B Shares	445	(130)	315	304	(51)	253
Fidelity® VIP Contrafund® Service Class 2	2,755	(3,338)	(583)	2,646	(4,015)	(1,369)
Fidelity® VIP Equity-Income Service Class 2	1,620	(2,655)	(1,035)	2,181	(2,258)	(77)
Fidelity® VIP Growth Opportunities Service Class 2	1,325	(2,029)	(704)	3,063	(2,086)	977
Fidelity® VIP Index 500 Service Class 2	11,927	(3,985)	7,942	7,470	(2,943)	4,527
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	3,062	(635)	2,427	265	(141)	124
Access VP High Yield	4,450	(688)	3,762	2,184	(947)	1,237
ProFund VP Asia 30	14,365	(4,269)	10,096	5,403	(4,649)	754
ProFund VP Basic Materials	9,848	(15,166)	(5,318)	15,705	(9,019)	6,686
ProFund VP Bull	27	(16)	11	1,490	(2,570)	(1,080)
ProFund VP Consumer Services	3,967	(3,033)	934	2,494	(223)	2,271
ProFund VP Emerging Markets	69,034	(78,461)	(9,427)	21,300	(9,475)	11,825
ProFund VP Europe 30	27,783	(28,189)	(406)	727	(417)	310
ProFund VP Falling U.S. Dollar	12,920	(7,106)	5,814	1,845	(305)	1,540
ProFund VP Financials	7,702	(2,675)	5,027	10,816	(7,621)	3,195
ProFund VP International	484	(3,295)	(2,811)	3,995	(1,148)	2,847
ProFund VP Japan	14,612	(7,505)	7,107	763	(10,217)	(9,454)
ProFund VP Mid-Cap	12,193	(22,408)	(10,215)	22,826	(13,571)	9,255
ProFund VP Money Market	61,330	(39,017)	22,313	72,619	(73,768)	(1,149)
ProFund VP NASDAQ-100	5,415	(9,224)	(3,809)	19,914	(28,575)	(8,661)
ProFund VP Oil & Gas	13,597	(13,654)	(57)	14,511	(11,710)	2,801
ProFund VP Pharmaceuticals	5,857	(3,468)	2,389	2,600	(1,788)	812
ProFund VP Precious Metals	81,773	(62,609)	19,164	105,879	(114,290)	(8,411)
ProFund VP Short Emerging Markets	31,460	(24,919)	6,541	35,941	(35,934)	7
ProFund VP Short International	17,703	(9,932)	7,771	51,249	(51,297)	(48)
ProFund VP Short NASDAQ-100	32,336	(25,335)	7,001	34,979	(36,818)	(1,839)
ProFund VP Short Small-Cap	92,202	(71,155)	21,047	64,718	(63,975)	743

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements
3. Change in Units (continued)

Year Ended December 31, 2013	Year Ended December 31, 2012

Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP Small-Cap	11,744	(17,950)	(6,206)	32,048	(17,096)	14,952
ProFund VP Small-Cap Value	20,484	(26,899)	(6,415)	32,309	(16,921)	15,388
ProFund VP Telecommunications	2,783	(2,552)	231	1,165	(56)	1,109
ProFund VP U.S. Government Plus	9,882	(12,492)	(2,610)	9,303	(12,526)	(3,223)
ProFund VP UltraNASDAQ-100(1)	12,489	(14,242)	(1,753)	21,133	(14,894)	6,239
ProFund VP UltraSmall-Cap	5,906	(5,589)	317	57,078	(55,858)	1,220
ProFund VP Utilities	32,901	(32,110)	791	11,044	(15,278)	(4,234)
TA Aegon Active Asset Allocation - Conservative Initial Class	6,359	(6,392)	(33)	1,753	(2,553)	(800)
TA Aegon Active Asset Allocation - Moderate Initial Class	2,701	(1,055)	1,646	1,390	(110)	1,280
TA Aegon Active Asset Allocation - Moderate Growth Initial Class	27,866	(15,129)	12,737	29,743	(24,103)	5,640
TA Aegon High Yield Bond Initial Class	12,946	(11,192)	1,754	13,282	(5,063)	8,219
TA Aegon Money Market Initial Class	17,120	(19,299)	(2,179)	45,274	(48,839)	(3,565)
TA Aegon U.S. Government Securities Initial Class	19,582	(16,868)	2,714	7,036	(10,234)	(3,198)
TA AllianceBernstein Dynamic Allocation Initial Class	513	(1,015)	(502)	367	(314)	53
TA Asset Allocation - Conservative Initial Class	6,913	(7,969)	(1,056)	8,789	(8,843)	(54)
TA Asset Allocation - Growth Initial Class	151,997	(154,220)	(2,223)	188,921	(189,969)	(1,048)
TA Asset Allocation - Moderate Initial Class	32,851	(41,732)	(8,881)	44,899	(39,250)	5,649
TA Asset Allocation - Moderate Growth Initial Class	147,514	(139,921)	7,593	192,319	(159,018)	33,301
TA Barrow Hanley Dividend Focused Initial Class	17,047	(40,627)	(23,580)	37,745	(31,540)	6,205
TA BlackRock Global Allocation Initial Class	6,378	(3,850)	2,528	7,113	(3,408)	3,705
TA BlackRock Tactical Allocation Initial Class	4,658	(4,375)	283	5,130	(3,177)	1,953
TA BNP Paribas Large Cap Growth Initial Class	6,338	(1,816)	4,522	7,333	(7,944)	(611)
TA Clarion Global Real Estate Securities Initial Class	14,316	(13,196)	1,120	13,236	(10,451)	2,785
TA Hanlon Income Initial Class	11,379	(12,010)	(631)	13,614	(14,939)	(1,325)
TA International Moderate Growth Initial Class	15,226	(11,544)	3,682	22,117	(32,922)	(10,805)
TA Janus Balanced Initial Class	2,442	(3,023)	(581)	4,456	(5,769)	(1,313)
TA Jennison Growth Initial Class	4,252	(10,813)	(6,561)	23,840	(35,640)	(11,800)

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements
3. Change in Units (continued)

Year Ended December 31, 2013	Year Ended December 31, 2012
Subaccount	Units Purchased	and Transferred to/from	Net Increase (Decrease)	Units Purchased	and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Core Bond Initial Class	5,518	(9,204)	(3,686)	13,581	(13,699)	(118)
TA JPMorgan Enhanced Index Initial Class	4,767	(2,618)	2,149	3,353	(1,660)	1,693
TA JPMorgan Mid Cap Value Initial Class	-	(830)	(830)	212	(1,656)	(1,444)
TA JPMorgan Tactical Allocation Initial Class	12,281	(25,819)	(13,538)	21,803	(18,519)	3,284
TA MFS International Equity Initial Class	43,375	(44,740)	(1,365)	17,916	(17,608)	308
TA Morgan Stanley Capital Growth Initial Class	9,858	(13,661)	(3,803)	13,518	(16,238)	(2,720)
TA Morgan Stanley Mid-Cap Growth Initial Class	64,058	(65,417)	(1,359)	263,533	(306,726)	(43,193)
TA Multi-Managed Balanced Initial Class	4,872	(9,627)	(4,755)	6,240	(7,325)	(1,085)
TA PIMCO Tactical - Balanced Initial Class	3,569	(10,689)	(7,120)	5,903	(4,639)	1,264
TA PIMCO Tactical - Conservative Initial Class	3,967	(6,390)	(2,423)	6,891	(8,247)	(1,356)
TA PIMCO Tactical - Growth Initial Class	9,443	(7,033)	2,410	8,257	(7,262)	995
TA PIMCO Total Return Initial Class	15,182	(14,101)	1,081	18,619	(9,461)	9,158
TA Systematic Small/Mid Cap Value Initial Class	126,855	(47,320)	79,535	33,972	(17,831)	16,141
TA T. Rowe Price Small Cap Initial Class	40,949	(20,972)	19,977	59,487	(58,026)	1,461
TA Vanguard ETF - Balanced Initial Class	47	(171)	(124)	212	(58)	154
TA Vanguard ETF - Growth Initial Class	8,718	(819)	7,899	979	(638)	341
TA WMC Diversified Growth Initial Class	64,511	(101,658)	(37,147)	277,031	(313,294)	(36,263)

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Balanced Wealth Strategy Class B Shares
	12/31/2013	1,405	$17.06	to	$16.48	$ 23,668	2.42%	0.75%	to	1.50%	15.41%	to	14.55%
	12/31/2012	1,090	14.78	to	14.39	15,943	1.84	0.75	to	1.50	12.53	to	11.69
	12/31/2011	837	13.14	to	12.88	10,962	2.45	0.75	to	1.50	(3.78)	to	(4.49)
	12/31/2010	-	13.65	to	13.48	-	-	0.75	to	1.50	9.48	to	8.67
	12/31/2009(1)	-	12.47	to	12.41	-	-	0.75	to	1.50	24.70	to	24.09
Fidelity® VIP Contrafund® Service Class 2
	12/31/2013	30,848	19.44	to	19.44	599,554	0.86	0.90	to	0.90	29.79	to	29.79
	12/31/2012	31,431	14.98	to	14.98	470,688	1.10	0.90	to	0.90	15.10	to	15.10
	12/31/2011	32,800	13.01	to	13.01	426,754	0.77	0.90	to	0.90	(3.65)	to	(3.65)
	12/31/2010	34,412	13.50	to	13.50	464,687	1.05	0.90	to	0.90	15.88	to	15.88
	12/31/2009	34,218	11.65	to	11.65	398,724	1.23	0.90	to	0.90	34.26	to	34.26
Fidelity® VIP Equity-Income Service Class 2
	12/31/2013	20,086	17.39	to	17.39	349,304	2.33	0.90	to	0.90	26.69	to	26.69
	12/31/2012	21,121	13.73	to	13.73	289,940	2.98	0.90	to	0.90	16.01	to	16.01
	12/31/2011	21,198	11.83	to	11.83	250,843	2.18	0.90	to	0.90	(0.24)	to	(0.24)
	12/31/2010	24,790	11.86	to	11.86	294,052	1.65	0.90	to	0.90	13.89	to	13.89
	12/31/2009	25,361	10.41	to	10.41	264,131	2.17	0.90	to	0.90	28.73	to	28.73
Fidelity® VIP Growth Opportunities Service Class 2
	12/31/2013	18,516	12.82	to	12.82	237,429	0.05	0.90	to	0.90	36.31	to	36.31
	12/31/2012	19,220	9.41	to	9.41	180,802	0.16	0.90	to	0.90	18.25	to	18.25
	12/31/2011	18,243	7.95	to	7.95	145,120	-	0.90	to	0.90	1.06	to	1.06
	12/31/2010	19,204	7.87	to	7.87	151,159	-	0.90	to	0.90	22.37	to	22.37
	12/31/2009	20,501	6.43	to	6.43	131,867	0.24	0.90	to	0.90	44.16	to	44.16
Fidelity® VIP Index 500 Service Class 2
	12/31/2013	27,442	18.28	to	20.36	516,891	1.98	0.75	to	1.50	30.93	to	29.96
	12/31/2012	19,500	13.97	to	15.66	278,668	2.26	0.75	to	1.50	14.77	to	13.91
	12/31/2011	14,973	12.17	to	13.75	184,856	1.82	0.75	to	1.50	1.03	to	0.28
	12/31/2010	13,549	12.05	to	13.71	163,832	1.97	0.75	to	1.50	13.88	to	13.03
	12/31/2009	11,507	10.58	to	12.13	121,683	2.76	0.75	to	1.50	25.36	to	24.43
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares
	12/31/2013	2,846	19.26	to	18.60	54,444	15.78	0.75	to	1.50	22.76	to	21.85
	12/31/2012	419	15.69	to	15.27	6,557	2.46	0.75	to	1.50	14.31	to	13.46
	12/31/2011	295	13.72	to	13.45	4,037	-	0.75	to	1.50	(2.40)	to	(3.12)
	12/31/2010	-	14.06	to	13.89	-	-	0.75	to	1.50	9.42	to	8.61
	12/31/2009(1)	-	12.85	to	12.79	-	-	0.75	to	1.50	28.50	to	27.87
Access VP High Yield
	12/31/2013	5,452	16.76	to	16.99	91,093	2.81	0.75	to	1.50	9.20	to	8.39
	12/31/2012	1,690	15.35	to	15.68	26,124	5.17	0.75	to	1.50	13.27	to	12.43
	12/31/2011	453	13.55	to	13.94	6,149	0.84	0.75	to	1.50	1.98	to	1.23
	12/31/2010	290	13.29	to	13.77	3,852	12.28	0.75	to	1.50	15.51	to	14.66
	12/31/2009	238	11.50	to	12.01	2,734	10.17	0.75	to	1.50	16.04	to	15.19
ProFund VP Asia 30
	12/31/2013	21,480	9.06	to	17.74	218,314	0.05	0.75	to	1.50	14.12	to	13.27
	12/31/2012	11,384	7.94	to	15.66	101,535	-	0.75	to	1.50	14.61	to	13.76
	12/31/2011	10,630	6.92	to	13.77	81,683	0.03	0.75	to	1.50	(27.54)	to	(28.07)
	12/31/2010	8,354	9.56	to	19.14	81,645	0.06	0.75	to	1.50	13.06	to	12.22
	12/31/2009	21,498	8.45	to	17.06	181,242	0.80	0.75	to	1.50	53.05	to	51.92

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013
4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Basic Materials
	12/31/2013	6,976	$10.26	to	$19.36	$ 75,795	1.07%	0.75%	to	1.50%	17.55%	to	16.68%
	12/31/2012	12,294	8.73	to	16.59	108,135	0.36	0.75	to	1.50	7.67	to	6.87
	12/31/2011	5,608	8.11	to	15.52	45,499	0.16	0.75	to	1.50	(16.77)	to	(17.39)
	12/31/2010	16,264	9.74	to	18.79	158,169	0.49	0.75	to	1.50	28.73	to	27.78
	12/31/2009	8,497	7.57	to	14.70	64,162	0.69	0.75	to	1.50	61.17	to	59.97
ProFund VP Bull
	12/31/2013	155	14.52	to	18.74	2,489	-	0.75	to	1.50	28.79	to	27.84
	12/31/2012	144	11.28	to	14.66	1,754	-	0.75	to	1.50	13.04	to	12.20
	12/31/2011	1,224	9.98	to	13.06	12,208	-	0.75	to	1.50	(0.74)	to	(1.47)
	12/31/2010	2,021	10.05	to	13.26	20,315	0.13	0.75	to	1.50	11.74	to	10.91
	12/31/2009	1,879	8.99	to	11.95	16,900	1.15	0.75	to	1.50	23.42	to	22.51
ProFund VP Consumer Services
	12/31/2013	6,163	19.48	to	27.20	130,683	0.22	0.75	to	1.50	38.83	to	37.80
	12/31/2012	5,229	14.03	to	19.74	75,956	-	0.75	to	1.50	21.19	to	20.29
	12/31/2011	2,958	11.58	to	16.41	34,051	-	0.75	to	1.50	4.71	to	3.94
	12/31/2010	689	11.06	to	15.79	7,588	-	0.75	to	1.50	20.49	to	19.60
	12/31/2009	409	9.18	to	13.20	3,739	-	0.75	to	1.50	29.83	to	28.87
ProFund VP Emerging Markets
	12/31/2013	13,280	6.92	to	14.52	91,623	0.50	0.75	to	1.50	(7.12)	to	(7.81)
	12/31/2012	22,707	7.45	to	15.75	168,810	0.89	0.75	to	1.50	5.77	to	4.99
	12/31/2011	10,882	7.04	to	15.00	76,540	-	0.75	to	1.50	(20.30)	to	(20.89)
	12/31/2010	69,344	8.84	to	18.96	610,714	-	0.75	to	1.50	8.95	to	8.15
	12/31/2009	31,175	8.11	to	17.53	252,291	0.12	0.75	to	1.50	61.15	to	59.96
ProFund VP Europe 30
	12/31/2013	720	10.17	to	16.48	8,692	0.15	0.75	to	1.50	20.73	to	19.84
	12/31/2012	1,126	8.42	to	13.75	10,221	2.56	0.75	to	1.50	15.72	to	14.86
	12/31/2011	816	7.28	to	11.97	6,415	0.74	0.75	to	1.50	(9.56)	to	(10.23)
	12/31/2010	151	8.05	to	13.33	1,442	1.23	0.75	to	1.50	1.87	to	1.12
	12/31/2009	83	7.90	to	13.19	650	6.56	0.75	to	1.50	31.31	to	30.34
ProFund VP Falling U.S. Dollar
	12/31/2013	8,621	8.34	to	9.19	71,427	-	0.75	to	1.50	(2.74)	to	(3.46)
	12/31/2012	2,807	8.57	to	9.51	23,979	-	0.75	to	1.50	(1.51)	to	(2.24)
	12/31/2011	1,267	8.70	to	9.73	11,031	-	0.75	to	1.50	(3.45)	to	(4.16)
	12/31/2010	711	9.01	to	10.16	6,402	-	0.75	to	1.50	(3.31)	to	(4.03)
	12/31/2009	890	9.32	to	10.58	8,291	7.07	0.75	to	1.50	2.55	to	1.79
ProFund VP Financials
	12/31/2013	15,274	9.27	to	15.24	145,884	0.38	0.75	to	1.50	31.09	to	30.13
	12/31/2012	10,247	7.07	to	11.71	74,269	0.10	0.75	to	1.50	23.80	to	22.88
	12/31/2011	7,052	5.71	to	9.53	40,870	-	0.75	to	1.50	(14.47)	to	(15.10)
	12/31/2010	5,925	6.68	to	11.22	39,412	0.27	0.75	to	1.50	10.10	to	9.29
	12/31/2009	4,329	6.07	to	10.27	26,195	1.74	0.75	to	1.50	14.15	to	13.31
ProFund VP International
	12/31/2013	1,871	9.22	to	15.51	17,831	-	0.75	to	1.50	18.60	to	17.73
	12/31/2012	4,682	7.78	to	13.17	36,609	-	0.75	to	1.50	15.07	to	14.21
	12/31/2011	1,835	6.76	to	11.53	12,601	-	0.75	to	1.50	(14.98)	to	(15.60)
	12/31/2010	2,338	7.95	to	13.66	19,180	-	0.75	to	1.50	7.00	to	6.21
	12/31/2009	1,755	7.43	to	12.87	13,036	0.03	0.75	to	1.50	23.72	to	22.80
ProFund VP Japan
	12/31/2013	8,464	9.59	to	15.15	80,803	-	0.75	to	1.50	47.13	to	46.05
	12/31/2012	1,357	6.52	to	10.37	8,781	-	0.75	to	1.50	22.03	to	21.12
	12/31/2011	10,811	5.34	to	8.57	57,461	-	0.75	to	1.50	(19.14)	to	(19.74)
	12/31/2010	775	6.61	to	10.67	5,101	-	0.75	to	1.50	(7.23)	to	(7.91)
	12/31/2009	-	7.12	to	11.59	-	-	0.75	to	1.50	9.51	to	8.70

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013
4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Mid-Cap
	12/31/2013	11,318	$14.87	to	$22.38	$ 170,790	0%	0.75%	to	1.50%	29.82%	to	28.86%
	12/31/2012	21,533	11.45	to	17.37	245,137	-	0.75	to	1.50	14.68	to	13.82
	12/31/2011	12,278	9.99	to	15.26	122,447	-	0.75	to	1.50	(4.90)	to	(5.60)
	12/31/2010	17,429	10.50	to	16.16	182,513	-	0.75	to	1.50	23.12	to	22.22
	12/31/2009	49,112	8.53	to	13.22	417,801	-	0.75	to	1.50	31.89	to	30.91
ProFund VP Money Market
	12/31/2013	27,274	10.13	to	9.27	274,092	0.02	0.75	to	1.50	(0.72)	to	(1.46)
	12/31/2012	4,961	10.20	to	9.41	50,053	0.02	0.75	to	1.50	(0.73)	to	(1.47)
	12/31/2011	6,110	10.28	to	9.55	62,483	0.02	0.75	to	1.50	(0.72)	to	(1.45)
	12/31/2010	2,066	10.35	to	9.69	21,309	0.03	0.75	to	1.50	(0.72)	to	(1.46)
	12/31/2009	2,837	10.43	to	9.83	29,546	0.07	0.75	to	1.50	(0.71)	to	(1.45)
ProFund VP NASDAQ-100
	12/31/2013	7,677	20.90	to	24.43	162,376	-	0.75	to	1.50	33.27	to	32.29
	12/31/2012	11,486	15.69	to	18.47	180,562	-	0.75	to	1.50	15.36	to	14.51
	12/31/2011	20,147	13.60	to	16.13	272,275	-	0.75	to	1.50	0.70	to	(0.04)
	12/31/2010	4,109	13.50	to	16.14	55,172	-	0.75	to	1.50	17.36	to	16.50
	12/31/2009	3,368	11.50	to	13.85	38,552	-	0.75	to	1.50	50.88	to	49.76
ProFund VP Oil & Gas
	12/31/2013	21,179	10.88	to	16.48	249,875	0.42	0.75	to	1.50	23.15	to	22.24
	12/31/2012	21,236	8.83	to	13.49	195,919	0.11	0.75	to	1.50	2.13	to	1.37
	12/31/2011	18,435	8.65	to	13.30	163,473	0.15	0.75	to	1.50	1.49	to	0.74
	12/31/2010	12,945	8.52	to	13.21	110,786	0.33	0.75	to	1.50	16.89	to	16.02
	12/31/2009	5,131	7.29	to	11.38	37,320	-	0.75	to	1.50	14.64	to	13.79
ProFund VP Pharmaceuticals
	12/31/2013	5,794	16.70	to	19.81	102,067	1.89	0.75	to	1.50	30.65	to	29.68
	12/31/2012	3,405	12.78	to	15.28	45,557	1.13	0.75	to	1.50	11.02	to	10.19
	12/31/2011	2,593	11.51	to	13.86	30,683	1.26	0.75	to	1.50	15.27	to	14.42
	12/31/2010	383	9.99	to	12.12	4,002	4.93	0.75	to	1.50	(0.27)	to	(1.01)
	12/31/2009	388	10.02	to	12.24	3,873	1.90	0.75	to	1.50	16.03	to	15.17
ProFund VP Precious Metals
	12/31/2013	35,650	4.41	to	10.74	176,285	-	0.75	to	1.50	(38.41)	to	(38.86)
	12/31/2012	16,486	7.16	to	17.57	127,431	-	0.75	to	1.50	(15.19)	to	(15.82)
	12/31/2011	24,897	8.44	to	20.87	217,168	-	0.75	to	1.50	(19.82)	to	(20.41)
	12/31/2010	12,201	10.52	to	26.22	129,362	-	0.75	to	1.50	31.94	to	30.97
	12/31/2009	12,187	7.98	to	20.02	97,088	0.84	0.75	to	1.50	34.32	to	33.33
ProFund VP Short Emerging Markets
	12/31/2013	6,808	5.09	to	2.95	34,544	-	0.75	to	1.50	(0.97)	to	(1.70)
	12/31/2012	267	5.14	to	3.00	1,365	-	0.75	to	1.50	(13.69)	to	(14.34)
	12/31/2011	260	5.95	to	3.50	1,543	-	0.75	to	1.50	9.84	to	9.03
	12/31/2010	200	5.42	to	3.21	1,083	-	0.75	to	1.50	(19.03)	to	(19.63)
	12/31/2009	178	6.69	to	4.00	1,191	-	0.75	to	1.50	(49.10)	to	(49.47)
ProFund VP Short International
	12/31/2013	7,771	4.71	to	3.11	36,516	-	0.75	to	1.50	(21.60)	to	(22.18)
	12/31/2012	-	6.01	to	3.99	-	-	0.75	to	1.50	(20.75)	to	(21.34)
	12/31/2011	48	7.58	to	5.07	361	-	0.75	to	1.50	1.05	to	0.30
	12/31/2010	1,866	7.50	to	5.06	13,887	-	0.75	to	1.50	(15.33)	to	(15.96)
	12/31/2009	24	8.86	to	6.02	212	-	0.75	to	1.50	(30.80)	to	(31.31)
ProFund VP Short NASDAQ-100
	12/31/2013	10,475	2.93	to	2.26	30,704	-	0.75	to	1.50	(29.93)	to	(30.45)
	12/31/2012	3,474	4.19	to	3.24	14,469	-	0.75	to	1.50	(19.40)	to	(20.00)
	12/31/2011	5,313	5.20	to	4.06	27,479	-	0.75	to	1.50	(11.14)	to	(11.80)
	12/31/2010	3,244	5.85	to	4.60	18,959	-	0.75	to	1.50	(21.77)	to	(22.35)
	12/31/2009	493	7.48	to	5.92	3,680	0.32	0.75	to	1.50	(41.10)	to	(41.54)

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013
4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Short Small-Cap
	12/31/2013	28,553	$2.64	to	$2.00	$ 74,906	0%	0.75%	to	1.50%	-31.76%	to	-32.27%
	12/31/2012	7,506	3.87	to	2.95	28,776	-	0.75	to	1.50	(19.57)	to	(20.17)
	12/31/2011	6,763	4.81	to	3.70	32,282	-	0.75	to	1.50	(9.77)	to	(10.43)
	12/31/2010	7,504	5.33	to	4.13	39,791	-	0.75	to	1.50	(29.47)	to	(30.00)
	12/31/2009	4,052	7.56	to	5.90	30,484	-	0.75	to	1.50	(32.88)	to	(33.37)
ProFund VP Small-Cap
	12/31/2013	15,459	15.76	to	21.72	243,477	-	0.75	to	1.50	36.16	to	35.16
	12/31/2012	21,665	11.58	to	16.07	250,146	-	0.75	to	1.50	13.89	to	13.04
	12/31/2011	6,713	10.16	to	14.21	68,437	-	0.75	to	1.50	(6.36)	to	(7.05)
	12/31/2010	3,857	10.85	to	15.29	41,625	-	0.75	to	1.50	23.86	to	22.95
	12/31/2009	2,719	8.76	to	12.44	23,699	-	0.75	to	1.50	25.13	to	24.21
ProFund VP Small-Cap Value
	12/31/2013	13,186	15.70	to	21.41	205,799	0.31	0.75	to	1.50	36.65	to	35.64
	12/31/2012	19,601	11.49	to	15.79	223,956	-	0.75	to	1.50	15.29	to	14.43
	12/31/2011	4,213	9.97	to	13.80	41,841	-	0.75	to	1.50	(4.82)	to	(5.52)
	12/31/2010	4,903	10.47	to	14.60	51,169	0.14	0.75	to	1.50	21.19	to	20.30
	12/31/2009	13,995	8.64	to	12.14	120,606	0.07	0.75	to	1.50	19.51	to	18.62
ProFund VP Telecommunications
	12/31/2013	1,769	12.30	to	16.25	27,836	4.49	0.75	to	1.50	11.23	to	10.41
	12/31/2012	1,538	11.06	to	14.72	21,805	2.99	0.75	to	1.50	15.65	to	14.79
	12/31/2011	429	9.57	to	12.82	4,752	3.64	0.75	to	1.50	1.11	to	0.36
	12/31/2010	1,248	9.46	to	12.78	11,823	3.00	0.75	to	1.50	14.82	to	13.98
	12/31/2009	1,132	8.24	to	11.21	9,300	14.19	0.75	to	1.50	6.52	to	5.73
ProFund VP U.S. Government Plus
	12/31/2013	3,996	12.58	to	11.24	49,452	0.18	0.75	to	1.50	(19.71)	to	(20.31)
	12/31/2012	6,606	15.67	to	14.11	102,235	-	0.75	to	1.50	0.22	to	(0.53)
	12/31/2011	9,829	15.64	to	14.18	152,909	0.06	0.75	to	1.50	42.45	to	41.40
	12/31/2010	4,545	10.98	to	10.03	49,697	0.46	0.75	to	1.50	9.30	to	8.49
	12/31/2009	733	10.04	to	9.25	7,340	0.06	0.75	to	1.50	(33.12)	to	(33.62)
ProFund VP UltraNASDAQ-100(1)
	12/31/2013	4,486	16.65	to	16.44	74,372	-	0.75	to	1.50	77.71	to	76.40
	12/31/2012(1)	6,239	9.37	to	9.32	58,404	-	0.75	to	1.50	-	to	-
	12/31/2011
	12/31/2010
	12/31/2009(1)
ProFund VP UltraSmall-Cap
	12/31/2013	4,035	15.81	to	35.91	69,034	-	0.75	to	1.50	85.27	to	83.90
	12/31/2012	3,718	8.53	to	19.52	33,475	-	0.75	to	1.50	28.55	to	27.59
	12/31/2011	2,498	6.64	to	15.30	16,507	-	0.75	to	1.50	(19.44)	to	(20.03)
	12/31/2010	240	8.24	to	19.14	1,971	-	0.75	to	1.50	47.34	to	46.25
	12/31/2009	-	5.59	to	13.08	-	-	0.75	to	1.50	39.13	to	38.10
ProFund VP Utilities
	12/31/2013	4,239	11.29	to	15.05	50,867	3.08	0.75	to	1.50	12.47	to	11.64
	12/31/2012	3,448	10.04	to	13.48	37,678	2.24	0.75	to	1.50	(0.61)	to	(1.35)
	12/31/2011	7,682	10.10	to	13.67	77,410	2.43	0.75	to	1.50	16.64	to	15.78
	12/31/2010	910	8.66	to	11.80	7,868	2.10	0.75	to	1.50	5.16	to	4.38
	12/31/2009	657	8.23	to	11.31	5,404	4.87	0.75	to	1.50	9.91	to	9.10
TA Aegon Active Asset Allocation - Conservative Initial Class
	12/31/2013	3,790	11.16	to	10.94	42,049	1.63	0.75	to	1.50	6.49	to	5.70
	12/31/2012	3,823	10.48	to	10.35	39,931	0.34	0.75	to	1.50	6.19	to	5.40
	12/31/2011(1)	4,623	9.87	to	9.82	45,569	-	0.75	to	1.50	(1.29)	to	(1.77)

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013
4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon Active Asset Allocation - Moderate Initial Class
	12/31/2013	3,461	$11.52	to	$11.29	$ 39,619	0.79%	0.75%	to	1.50%	10.49%	to	9.67%
	12/31/2012	1,815	10.43	to	10.30	18,838	0.13	0.75	to	1.50	7.90	to	7.10
	12/31/2011(1)	535	9.66	to	9.61	5,156	-	0.75	to	1.50	(3.38)	to	(3.85)
	12/31/2010
12/31/2009(1)
TA Aegon Active Asset Allocation - Moderate Growth Initial Class
	12/31/2013	105,621	11.85	to	11.62	1,244,826	0.95	0.75	to	1.50	16.09	to	15.23
	12/31/2012	92,884	10.21	to	10.09	945,092	0.66	0.75	to	1.50	10.34	to	9.53
	12/31/2011(1)	87,244	9.25	to	9.21	806,317	-	0.75	to	1.50	(7.46)	to	(7.91)
	12/31/2010
12/31/2009(1)
TA Aegon High Yield Bond Initial Class
	12/31/2013	17,484	18.03	to	19.99	351,346	5.79	0.75	to	1.50	5.80	to	5.02
	12/31/2012	15,730	17.04	to	19.03	300,615	5.81	0.75	to	1.50	16.49	to	15.63
	12/31/2011	7,511	14.63	to	16.46	123,183	8.49	0.75	to	1.50	3.99	to	3.22
	12/31/2010	6,277	14.07	to	15.95	99,214	14.53	0.75	to	1.50	11.60	to	10.78
	12/31/2009	5,731	12.61	to	14.40	81,663	10.90	0.75	to	1.50	46.14	to	45.06
TA Aegon Money Market Initial Class
	12/31/2013	59,973	10.87	to	9.30	708,974	0.01	0.75	to	1.50	(0.74)	to	(1.47)
	12/31/2012	62,152	10.95	to	9.44	742,986	0.01	0.75	to	1.50	(0.74)	to	(1.48)
	12/31/2011	65,717	11.03	to	9.58	790,963	0.01	0.75	to	1.50	(0.74)	to	(1.47)
	12/31/2010	82,697	11.11	to	9.72	1,004,474	-	0.75	to	1.50	(0.74)	to	(1.47)
	12/31/2009	77,956	11.20	to	9.87	958,856	0.16	0.75	to	1.50	(0.62)	to	(1.35)
TA Aegon U.S. Government Securities Initial Class
	12/31/2013	8,904	13.60	to	11.80	128,194	1.00	0.75	to	1.50	(2.96)	to	(3.68)
	12/31/2012	6,190	14.01	to	12.26	90,568	1.64	0.75	to	1.50	4.36	to	3.58
	12/31/2011	9,388	13.43	to	11.83	134,020	3.45	0.75	to	1.50	6.81	to	6.02
	12/31/2010	4,172	12.57	to	11.16	56,433	4.24	0.75	to	1.50	3.63	to	2.86
	12/31/2009	2,827	12.13	to	10.85	37,166	2.01	0.75	to	1.50	3.69	to	2.92
TA AllianceBernstein Dynamic Allocation Initial Class
	12/31/2013	2,349	14.85	to	15.67	38,609	1.03	0.75	to	1.50	6.39	to	5.60
	12/31/2012	2,851	13.96	to	14.84	44,384	0.84	0.75	to	1.50	5.35	to	4.56
	12/31/2011	2,798	13.25	to	14.19	41,291	0.80	0.75	to	1.50	1.06	to	0.31
	12/31/2010	2,970	13.12	to	14.14	43,869	5.53	0.75	to	1.50	8.48	to	7.68
	12/31/2009	2,589	12.09	to	13.14	35,635	3.87	0.75	to	1.50	30.32	to	29.36
TA Asset Allocation - Conservative Initial Class
	12/31/2013	37,910	15.73	to	15.75	663,569	3.21	0.75	to	1.50	8.55	to	7.75
	12/31/2012	38,966	14.49	to	14.62	629,163	3.19	0.75	to	1.50	6.66	to	5.86
	12/31/2011	39,020	13.59	to	13.81	592,707	2.74	0.75	to	1.50	1.89	to	1.14
	12/31/2010	39,056	13.33	to	13.65	583,045	3.21	0.75	to	1.50	8.12	to	7.32
	12/31/2009	39,750	12.33	to	12.72	549,683	4.51	0.75	to	1.50	24.29	to	23.37
TA Asset Allocation - Growth Initial Class
	12/31/2013	1,097,810	17.67	to	18.72	20,403,018	1.23	0.75	to	1.50	25.87	to	24.94
	12/31/2012	1,100,033	14.04	to	14.98	16,272,552	1.36	0.75	to	1.50	11.75	to	10.92
	12/31/2011	1,101,081	12.56	to	13.50	14,599,554	1.22	0.75	to	1.50	(6.12)	to	(6.81)
	12/31/2010	1,083,058	13.38	to	14.49	15,322,892	1.11	0.75	to	1.50	14.10	to	13.25
	12/31/2009	1,039,343	11.73	to	12.80	12,909,664	2.85	0.75	to	1.50	28.85	to	27.90
TA Asset Allocation - Moderate Initial Class
	12/31/2013	268,454	16.77	to	16.62	4,906,689	2.46	0.75	to	1.50	12.66	to	11.82
	12/31/2012	277,335	14.88	to	14.86	4,509,749	2.70	0.75	to	1.50	8.62	to	7.81
	12/31/2011	271,686	13.70	to	13.78	4,074,920	2.30	0.75	to	1.50	(0.16)	to	(0.90)
	12/31/2010	273,515	13.73	to	13.91	4,116,517	3.02	0.75	to	1.50	9.55	to	8.75
	12/31/2009	275,031	12.53	to	12.79	3,782,902	4.33	0.75	to	1.50	25.46	to	24.53
TA Asset Allocation - Moderate Growth Initial Class
	12/31/2013	1,112,926	17.37	to	17.64	20,700,329	2.32	0.75	to	1.50	18.49	to	17.62
	12/31/2012	1,105,333	14.66	to	14.99	17,388,106	2.50	0.75	to	1.50	9.82	to	9.00
	12/31/2011	1,072,032	13.35	to	13.76	15,396,890	2.10	0.75	to	1.50	(2.74)	to	(3.46)
	12/31/2010	1,033,924	13.73	to	14.25	15,308,548	2.26	0.75	to	1.50	11.89	to	11.06
	12/31/2009	987,930	12.27	to	12.83	13,103,944	3.43	0.75	to	1.50	27.20	to	26.26

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013
4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Barrow Hanley Dividend Focused Initial Class
	12/31/2013	56,514	$18.56	to	$17.89	$ 1,198,437	2.38%	0.75%	to	1.50%	29.27%	to	28.32%
	12/31/2012	80,094	14.36	to	13.94	1,320,573	1.81	0.75	to	1.50	10.89	to	10.06
	12/31/2011	73,889	12.95	to	12.67	1,110,659	1.72	0.75	to	1.50	1.97	to	1.22
	12/31/2010	55,031	12.70	to	12.52	815,766	0.85	0.75	to	1.50	9.62	to	8.81
	12/31/2009	32,529	11.58	to	11.50	440,787	1.43	0.75	to	1.50	13.14	to	12.31
TA BlackRock Global Allocation Initial Class
	12/31/2013	8,580	11.55	to	11.33	98,592	2.17	0.75	to	1.50	13.76	to	12.92
	12/31/2012	6,052	10.15	to	10.03	61,363	4.26	0.75	to	1.50	9.45	to	8.64
	12/31/2011(1)	2,347	9.28	to	9.24	21,772	-	0.75	to	1.50	(7.22)	to	(7.65)
	12/31/2010
	12/31/2009(1)
TA BlackRock Tactical Allocation Initial Class
	12/31/2013	4,475	11.89	to	11.66	53,127	2.79	0.75	to	1.50	11.79	to	10.97
	12/31/2012	4,192	10.64	to	10.51	44,509	3.07	0.75	to	1.50	9.41	to	8.60
	12/31/2011(1)	2,239	9.72	to	9.68	21,764	-	0.75	to	1.50	(2.77)	to	(3.21)
	12/31/2010
	12/31/2009(1)
TA BNP Paribas Large Cap Growth Initial Class
	12/31/2013	12,404	23.27	to	22.48	285,672	0.95	0.75	to	1.50	32.11	to	31.13
	12/31/2012	7,882	17.61	to	17.14	138,011	1.08	0.75	to	1.50	16.25	to	15.39
	12/31/2011	8,493	15.15	to	14.85	128,303	0.76	0.75	to	1.50	(2.99)	to	(3.71)
	12/31/2010	7,863	15.62	to	15.43	122,605	0.57	0.75	to	1.50	18.28	to	17.41
	12/31/2009(1)	2,347	13.20	to	13.14	30,961	0.53	0.75	to	1.50	32.05	to	31.39
TA Clarion Global Real Estate Securities Initial Class
	12/31/2013	33,914	17.34	to	17.89	1,059,515	5.41	0.75	to	1.50	3.12	to	2.36
	12/31/2012	32,794	16.81	to	17.48	1,066,742	3.50	0.75	to	1.50	24.32	to	23.39
	12/31/2011	30,009	13.52	to	14.17	802,288	7.00	0.75	to	1.50	(6.44)	to	(7.13)
	12/31/2010	32,028	14.45	to	15.25	924,864	6.10	0.75	to	1.50	14.81	to	13.96
	12/31/2009	32,642	12.59	to	13.38	818,354	-	0.75	to	1.50	32.42	to	31.45
TA Hanlon Income Initial Class
	12/31/2013	46,406	11.87	to	11.47	546,237	4.48	0.75	to	1.50	2.42	to	1.66
	12/31/2012	47,037	11.59	to	11.28	541,753	2.32	0.75	to	1.50	2.95	to	2.18
	12/31/2011	48,362	11.26	to	11.04	542,232	1.57	0.75	to	1.50	2.40	to	1.64
	12/31/2010	50,303	11.00	to	10.86	551,812	0.18	0.75	to	1.50	(0.36)	to	(1.09)
	12/31/2009(1)	41,855	11.03	to	10.98	461,550	-	0.75	to	1.50	10.35	to	9.80
TA International Moderate Growth Initial Class
	12/31/2013	102,627	11.54	to	16.41	1,194,173	2.06	0.75	to	1.50	11.88	to	11.05
	12/31/2012	98,945	10.32	to	14.78	1,028,191	2.93	0.75	to	1.50	11.96	to	11.13
	12/31/2011	109,750	9.21	to	13.30	1,018,310	2.09	0.75	to	1.50	(8.06)	to	(8.74)
	12/31/2010	96,202	10.02	to	14.57	964,592	2.75	0.75	to	1.50	9.68	to	8.87
	12/31/2009	93,325	9.14	to	13.38	849,342	2.76	0.75	to	1.50	28.73	to	27.78
TA Janus Balanced Initial Class
	12/31/2013	12,437	12.43	to	12.02	152,521	0.79	0.75	to	1.50	18.38	to	17.51
	12/31/2012	13,018	10.50	to	10.23	135,467	-	0.75	to	1.50	11.91	to	11.08
	12/31/2011	14,331	9.38	to	9.21	133,710	0.22	0.75	to	1.50	(11.27)	to	(11.92)
	12/31/2010	13,644	10.57	to	10.45	143,894	0.17	0.75	to	1.50	2.62	to	1.87
	12/31/2009(1)	8,076	10.30	to	10.26	83,159	-	0.75	to	1.50	3.01	to	2.63
TA Jennison Growth Initial Class
	12/31/2013	12,870	16.71	to	16.26	213,437	0.25	0.75	to	1.50	36.68	to	35.67
	12/31/2012	19,431	12.22	to	11.98	236,735	0.09	0.75	to	1.50	14.90	to	14.05
	12/31/2011	31,231	10.64	to	10.51	331,508	0.12	0.75	to	1.50	(1.37)	to	(2.09)
	12/31/2010(1)	13,109	10.79	to	10.73	141,252	0.07	0.75	to	1.50	7.86	to	7.32

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013
4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Core Bond Initial Class
	12/31/2013	29,590	$14.77	to	$12.85	$ 571,772	2.87%	0.75%	to	1.50%	-2.57%	to	-3.29%
	12/31/2012	33,276	15.16	to	13.28	665,830	2.58	0.75	to	1.50	4.20	to	3.42
	12/31/2011	33,394	14.55	to	12.84	646,243	4.49	0.75	to	1.50	6.73	to	5.94
	12/31/2010	28,150	13.64	to	12.12	516,307	5.94	0.75	to	1.50	7.44	to	6.64
	12/31/2009	27,887	12.69	to	11.37	480,815	4.52	0.75	to	1.50	8.77	to	7.96
TA JPMorgan Enhanced Index Initial Class
	12/31/2013	12,885	18.45	to	20.87	247,334	0.69	0.75	to	1.50	31.53	to	30.56
	12/31/2012	10,736	14.02	to	15.99	155,812	1.10	0.75	to	1.50	15.48	to	14.62
	12/31/2011	9,043	12.14	to	13.95	113,548	1.31	0.75	to	1.50	(0.01)	to	(0.75)
	12/31/2010	6,252	12.14	to	14.05	78,811	1.35	0.75	to	1.50	14.32	to	13.47
	12/31/2009	5,663	10.62	to	12.39	62,540	2.08	0.75	to	1.50	28.63	to	27.68
TA JPMorgan Mid Cap Value Initial Class
	12/31/2013	12,182	22.91	to	29.29	356,806	0.49	0.75	to	0.90	30.83	to	30.64
	12/31/2012	13,012	17.51	to	22.42	291,723	0.75	0.75	to	0.90	19.62	to	19.45
	12/31/2011	14,456	14.64	to	18.77	271,345	1.11	0.75	to	0.90	1.26	to	1.11
	12/31/2010	15,685	14.46	to	18.56	291,197	1.83	0.75	to	0.90	22.07	to	21.89
	12/31/2009	17,921	11.84	to	15.23	272,948	1.83	0.75	to	0.90	25.47	to	25.28
TA JPMorgan Tactical Allocation Initial Class
	12/31/2013	50,241	12.17	to	12.53	1,071,544	1.16	0.75	to	1.50	4.72	to	3.95
	12/31/2012	63,779	11.62	to	12.05	1,276,211	0.61	0.75	to	1.50	6.91	to	6.12
	12/31/2011	60,495	10.87	to	11.36	1,142,401	1.75	0.75	to	1.50	2.86	to	2.10
	12/31/2010	51,209	10.57	to	11.12	958,975	3.77	0.75	to	1.50	(0.85)	to	(1.59)
	12/31/2009	51,920	10.66	to	11.30	982,925	3.21	0.75	to	1.50	3.42	to	2.65
TA MFS International Equity Initial Class
	12/31/2013	109,175	11.89	to	18.62	1,625,328	1.09	0.75	to	1.50	17.21	to	16.35
	12/31/2012	110,540	10.15	to	16.01	1,402,161	1.72	0.75	to	1.50	21.24	to	20.34
	12/31/2011	110,232	8.37	to	13.30	1,155,020	1.23	0.75	to	1.50	(10.73)	to	(11.38)
	12/31/2010	114,147	9.37	to	15.01	1,344,108	1.40	0.75	to	1.50	9.67	to	8.86
	12/31/2009	112,224	8.55	to	13.79	1,209,324	2.81	0.75	to	1.50	31.70	to	30.72
TA Morgan Stanley Capital Growth Initial Class
	12/31/2013	70,098	21.40	to	24.03	1,894,261	0.68	0.75	to	1.50	47.15	to	46.06
	12/31/2012	73,901	14.55	to	16.45	1,356,864	-	0.75	to	1.50	14.68	to	13.83
	12/31/2011	76,621	12.68	to	14.45	1,229,846	-	0.75	to	1.50	(6.51)	to	(7.20)
	12/31/2010	73,726	13.57	to	15.57	1,269,291	0.86	0.75	to	1.50	26.49	to	25.55
	12/31/2009	71,806	10.73	to	12.40	979,853	2.62	0.75	to	1.50	26.96	to	26.02
TA Morgan Stanley Mid-Cap Growth Initial Class
	12/31/2013	486,729	24.24	to	27.48	9,914,918	0.82	0.75	to	1.50	38.11	to	37.09
	12/31/2012	488,088	17.55	to	20.04	7,197,597	-	0.75	to	1.50	8.27	to	7.46
	12/31/2011	531,281	16.21	to	18.65	7,246,286	0.30	0.75	to	1.50	(7.40)	to	(8.09)
	12/31/2010	362,442	17.51	to	20.29	5,336,439	0.12	0.75	to	1.50	32.90	to	31.92
	12/31/2009	351,804	13.17	to	15.38	3,899,954	-	0.75	to	1.50	59.36	to	58.19
TA Multi-Managed Balanced Initial Class
	12/31/2013	45,906	19.84	to	20.00	971,553	1.59	0.75	to	1.50	17.21	to	16.35
	12/31/2012	50,661	16.93	to	17.19	917,168	1.63	0.75	to	1.50	11.73	to	10.90
	12/31/2011	51,746	15.15	to	15.50	840,309	2.31	0.75	to	1.50	3.26	to	2.50
	12/31/2010	51,419	14.67	to	15.12	809,942	0.67	0.75	to	1.50	23.20	to	22.29
	12/31/2009	4,594	11.91	to	12.37	58,735	1.78	0.75	to	1.50	25.36	to	24.43
TA PIMCO Tactical - Balanced Initial Class
	12/31/2013	9,325	11.71	to	11.31	108,294	0.44	0.75	to	1.50	11.32	to	10.50
	12/31/2012	16,445	10.52	to	10.24	172,368	2.04	0.75	to	1.50	0.53	to	(0.22)
	12/31/2011	15,181	10.46	to	10.26	158,417	1.35	0.75	to	1.50	(3.92)	to	(4.62)
	12/31/2010	14,971	10.89	to	10.76	162,788	0.37	0.75	to	1.50	(4.00)	to	(4.71)
	12/31/2009(1)	8,227	11.34	to	11.29	93,269	-	0.75	to	1.50	13.43	to	12.87

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013
4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical - Conservative Initial Class
	12/31/2013	13,535	$11.09	to	$10.72	$ 147,945	0.66%	0.75%	to	1.50%	7.63%	to	6.83%
	12/31/2012	15,958	10.31	to	10.03	163,059	1.42	0.75	to	1.50	0.94	to	0.19
	12/31/2011	17,314	10.21	to	10.01	175,846	1.44	0.75	to	1.50	(7.84)	to	(8.52)
	12/31/2010	13,458	11.08	to	10.94	148,713	0.64	0.75	to	1.50	(2.58)	to	(3.30)
	12/31/2009(1)	6,106	11.37	to	11.32	69,381	-	0.75	to	1.50	13.73	to	13.17
TA PIMCO Tactical - Growth Initial Class
	12/31/2013	28,865	11.60	to	11.21	332,124	0.91	0.75	to	1.50	16.16	to	15.30
	12/31/2012	26,455	9.99	to	9.72	262,474	0.82	0.75	to	1.50	0.23	to	(0.52)
	12/31/2011	25,460	9.97	to	9.77	252,590	1.44	0.75	to	1.50	(12.03)	to	(12.68)
	12/31/2010	30,817	11.33	to	11.19	348,248	0.88	0.75	to	1.50	(1.18)	to	(1.91)
	12/31/2009(1)	29,713	11.46	to	11.41	340,349	-	0.75	to	1.50	14.63	to	14.06
TA PIMCO Total Return Initial Class
	12/31/2013	22,520	14.70	to	13.44	354,103	2.22	0.75	to	1.50	(3.27)	to	(3.99)
	12/31/2012	21,439	15.19	to	14.00	352,381	4.14	0.75	to	1.50	6.75	to	5.95
	12/31/2011	12,281	14.23	to	13.22	191,856	2.27	0.75	to	1.50	5.48	to	4.70
	12/31/2010	11,524	13.50	to	12.62	172,534	4.36	0.75	to	1.50	6.40	to	5.61
	12/31/2009	12,740	12.68	to	11.95	177,274	6.13	0.75	to	1.50	15.17	to	14.32
TA Systematic Small/Mid Cap Value Initial Class
	12/31/2013	173,440	29.89	to	27.20	5,189,420	0.48	0.75	to	1.50	35.30	to	34.30
	12/31/2012	93,905	22.09	to	20.25	2,077,053	0.51	0.75	to	1.50	15.52	to	14.66
	12/31/2011	77,764	19.12	to	17.66	1,493,124	0.16	0.75	to	1.50	(3.38)	to	(4.09)
	12/31/2010	65,024	19.79	to	18.42	1,298,555	0.92	0.75	to	1.50	29.44	to	28.49
	12/31/2009	48,314	15.29	to	14.33	747,842	3.34	0.75	to	1.50	42.15	to	41.10
TA T. Rowe Price Small Cap Initial Class
	12/31/2013	77,862	26.86	to	29.43	2,096,832	0.08	0.75	to	1.50	43.00	to	41.94
	12/31/2012	57,885	18.78	to	20.73	1,089,030	-	0.75	to	1.50	14.83	to	13.97
	12/31/2011	56,424	16.36	to	18.19	925,385	-	0.75	to	1.50	0.94	to	0.19
	12/31/2010	69,530	16.21	to	18.16	1,128,179	-	0.75	to	1.50	33.42	to	32.44
	12/31/2009	49,998	12.15	to	13.71	608,667	-	0.75	to	1.50	37.67	to	36.65
TA Vanguard ETF - Balanced Initial Class
	12/31/2013	326	12.68	to	15.58	5,080	1.25	0.75	to	1.50	10.93	to	10.11
	12/31/2012	450	11.43	to	14.15	6,013	1.44	0.75	to	1.50	7.86	to	7.06
	12/31/2011	296	10.60	to	13.22	3,511	1.25	0.75	to	1.50	0.81	to	0.07
	12/31/2010	226	10.51	to	13.21	2,529	2.63	0.75	to	1.50	10.25	to	9.43
	12/31/2009	-	9.54	to	12.07	-	-	0.75	to	1.50	15.75	to	14.90
TA Vanguard ETF - Growth Initial Class
	12/31/2013	10,122	12.94	to	17.68	132,879	1.92	0.75	to	1.50	18.20	to	17.33
	12/31/2012	2,223	10.95	to	15.07	25,145	2.10	0.75	to	1.50	10.95	to	10.13
	12/31/2011	1,882	9.87	to	13.68	19,088	1.53	0.75	to	1.50	(1.59)	to	(2.32)
	12/31/2010	1,652	10.03	to	14.01	16,779	0.82	0.75	to	1.50	12.31	to	11.48
	12/31/2009	-	8.93	to	12.57	-	-	0.75	to	1.50	22.76	to	21.85
TA WMC Diversified Growth Initial Class
	12/31/2013	713,760	18.31	to	19.58	14,623,817	1.05	0.75	to	1.50	31.48	to	30.51
	12/31/2012	750,907	13.93	to	15.00	11,719,044	0.31	0.75	to	1.50	12.32	to	11.49
	12/31/2011	787,170	12.40	to	13.46	10,958,246	0.37	0.75	to	1.50	(4.45)	to	(5.15)
	12/31/2010	624,917	12.98	to	14.19	9,120,447	0.54	0.75	to	1.50	16.93	to	16.07
	12/31/2009	650,292	11.10	to	12.22	8,131,239	0.98	0.75	to	1.50	28.23	to	27.29

(1) See footnote 1

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

4. Financial Highlights (continued)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

5. Administrative and Mortality and Expense Risk Charges

Under some forms of the policies, a sales charge and premium taxes are deducted by TFLIC prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply. Under all forms of the policy, monthly charges against policy cash values are made to compensate TFLIC for costs of insurance provided. A daily charge equal to an annual rate of .75%, .90% or 1.50% of average daily net assets is assessed to compensate TFLIC for assumption of mortality and expense risks in connection with the issuance and administration of the policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

6. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Transamerica Financial Life Insurance Company TFLIC Series Life Account Notes to Financial Statements December 31, 2013

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

PART C - OTHER INFORMATION
Item 26.                    Exhibits
(a)		Resolution of the Board of Directors of Transamerica establishing the separate account (1)
(b)		Not Applicable
(c)		Distribution of Policies
	(i)	Form of Master Service and Distribution Compliance Agreement (1)
	(ii)	Form of Broker/Dealer Supervisory and Service Agreement (1)
	(iii)	Amended and Restated Principal Underwriting Agreement dated January 25, 2005.Principal Underwriting Agreement (13)
	(iv)	First Amendment No. 1 to Principal Underwriting Agreement (13)
	(v)	Amendment No. 2 and Novation to the amended and restated Principal Underwriting Agreement dated May 1, 2007 to Principal Underwriting Agreement with Transamerica Capital, Inc. (13)
	(vi)	Amendment No. 3 to the amended and restated Principal Underwriting Agreement dated Nov. 1, 2007 (13)
	(vii)	Amendment No. 4 to the amended and restated Principal Underwriting Agreement dated May 1, 2008 (13)
(d)		Policies
	(i)	Specimen Flexible Premium Variable Life Insurance Policy (9)
	(ii)	Children’s Insurance Rider (4)
	(iii)	Disability Waiver of Monthly Deductions Rider (9)
	(iv)	Accidental Death Benefit Rider (9)
	(v)	Primary Insured Rider Plus (9)
	(vi)	Other Insured Rider (9)
	(vii)	Terminal Illness Accelerated Death Benefit Rider (4)
	(viii)	Endorsement – Asset Rebalancing (4)
	(ix)	Endorsement – Dollar Cost Averaging (9)
	(x)	Disability Waiver of Premium Rider (9)
	(xi)	Inflation Fighter Rider Level Premium (9)
	(xii)	Insurance on Minors Endorsement (9)
(e)		Application for Flexible Premium Variable Life Insurance Policy (9)
(f)	(i)	Certificate of Incorporation of AUSA Life (1)
	(ii)	Amended and Restated By-Laws of AUSA Life (1)
(g)		Reinsurance Contracts
(i)
Reinsurance Treaty dated May 1, 1999 Among AUSA Life, Phoenix Home Life Mutual Insurance Company, Swiss Re Life & Health America, Inc., The Lincoln National Life Insurance Company and Transamerica Occidental Life Insurance Company and Amendments Thereto (7)

(h)		Participation Agreements
	(i)	Participation Agreement Among AUSA Life Insurance Company, Inc., Western Reserve Life Assurance Co. of Ohio and WRL Series Fund, Inc. (5)
	(ii)	Amendment No. 30 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other AEGON affiliated Companies dated June 10, 2004 (11)
	(iii)	Amendment No. 31 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other AEGON affiliated Companies dated October 22, 2004 (11)
	(iv)	Amendment No. 32 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated May 1, 2005 (12)
	(v)	Amendment No. 33 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated September 1, 2005 (12)
	(vi)	Amendment No. 34 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated May 1, 2006 (13)
	(vii)	Amendment No. 35 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated July 30, 2007 (13)
(viii)
Amendment No. 36 to Participation Agreement among Transamerica Series Trust, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, and Transamerica Occidental Life Insurance Company dated May 1, 2008 (19)

(ix)
Amendment No. 37 to Participation Agreement among Transamerica Series Trust, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated October 1, 2008 (20)

(x)
Amendment No. 38 to Participation Agreement among Transamerica Series Trust, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated November 1, 2008 (21)

(xi)
Amendment No. 39 to Participation Agreement among Transamerica Series Trust, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated December 8, 2008 (28)

	(xii)	Amendment No. 40 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Co., and Monumental Life Insurance Company dated May 1, 2009 (14)
	(xiii)	Amendment No. 41 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Co. and Monumental Life Insurance Company dated November 1, 2009 (15)

(xiv)
Amendment No. 42 to Participation Agreement between Transamerica Series Trust, Transamerica Life Insurance Co., Transamerica Financial Life Insurance Co. and Monumental Life Insurance Company dated May 1, 2010 (27)

(xv)
Amendment No. 43 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company and Monumental Life Insurance Company dated August 17, 2010 (16)

(xvi)
Amendment No. 44 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company and Monumental Life Insurance Company dated May 1, 2011 (16)

(xvii)
Amendment No. 45 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company and Monumental Life Insurance Company dated May 15, 2011 (18)

(xviii)
Amendment No. 46 to Participation Agreement among Transamerica Series Trust, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated December 30, 2011 (22)

(xix)
Amendment No. 47 to Participation Agreement among Transamerica Series Trust, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated May 1, 2012 (23)

(xx)
Amendment No. 48 to Participation Agreement among Transamerica Series Trust, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated September 17, 2012 (24)

(xxi)
Participation Agreement Among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company and Western Reserve Life Assurance Co. Of Ohio dated May 1, 2013(29)

(xxii)
Amendment No. 1 to Participation Agreement Among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company and Western Reserve Life Assurance Co. Of Ohio dated May 1, 2013(29)

(xxiii)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (2)
(xxiv)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (3)
(xxv)	Amendment No. 4 to Participation Agreement Among Variable Insurance Products Fund, Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica dated May 1, 2004 (10)
(xxvi)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Financial Life Insurance Company dated February 28, 2014 (29)
(xxvii)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (2)
(xxviii)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (3)

(xxix)	Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated July 2, 2001 (6)
(xxx)	Fifth Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica dated July 1, 2004 (10)
(xxxi)
Amendment No. 8 to Participation Agreement among Transamerica Financial Life Insurance Company, Variable Insurance Products Fund II, Variable Insurance Products Fund V, and Fidelity Distributors Corporation dated January 10, 2008 (28)

(xxxii)
Amendment No. 9 to Participation Agreement among Transamerica Financial Life Insurance Company, Variable Insurance Products Fund II, Variable Insurance Products Fund V, and Fidelity Distributors Corporation dated May 1, 2011(28)

(xxxiii)
Amendment No. 10 to Participation Agreement Among Transamerica Financial Life Insurance Company and Fidelity Distributors Corporation and Variable Insurance Products Fund II and Variable Insurance Products V dated May 1, 2013 (30)

(xxxiv)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (2)
(xxxv)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (3)
(xxxvi)	Amendment No. 5 to Participation Agreement among Transamerica Financial Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated July 30, 2007 (28)
(xxxvii)	Amendment No. 6 to Participation Agreement among Transamerica Financial Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated January 10, 2008 (28)
(xxxviii)	Amendment No. 7 to Participation Agreement among Transamerica Financial Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated May 1, 2011(28)
(xxxix)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Financial Life Insurance Company dated February 28, 2014 (29)
(xl)	Participation Agreement among ProFunds, Access One Trust, ProFunds Advisors, Inc. and Transamerica dated June 6, 2006 (13)
(xli)	Amendment No. 1 to Participation Agreement among ProFunds, Access One Trust, ProFund Advisors, Inc. and Transamerica dated June 1, 2007 (13)
(xlii)	Amendment No. 2 to Participation Agreement among ProFunds, Access One Trust, ProFund Advisors, Inc. and Transamerica dated February 28, 2008 (13)
(xliii)	Amendment No. 4 to Participation Agreement among ProFunds, Access One Trust, ProFund Advisors, Inc. and Transamerica dated May 1, 2012 (18)
(xliv)	Amendment No. 5 to Participation Agreement by and among Transamerica Financial Life Insurance Company, ProFunds, Access One Trust and ProFund Advisors LLC dated May 1, 2013 (30)
(xlv)	Form of Participation Agreement Among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated May 1, 2001 (25)
(xlvi)	Amendment to Participation Agreement among AllianceBernstein Variable Products Series Fund, Inc. and Transamerica Financial Life Insurance Co. dated May 1, 2009 (14)
(xlvii)
Amendment to Participation Agreement between Transamerica Financial Life Insurance Company, Transamerica Capital, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2011 (28)

(xlviii)
Amendment No. 8 to Participation Agreement between Transamerica Financial Life Insurance Company, Transamerica Capital, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc. dated May 1, 2011 (28)

(xlix)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation dated May 1, 2004 (26)

(l)
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Co. and Transamerica Capital, Inc. dated May 1, 2009 (14)

(li)
Amendment No. 7 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Company, and Transamerica Capital, Inc. dated October 10, 2010 (28)

(lii)
Amendment No. 8 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Company, and Transamerica Capital, Inc. dated May 1, 2011 (28)

(liii)
Amendment No. 9 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Company, and Transamerica Capital, Inc. dated October 31, 2011(28)

(liv)
Amendment of Participation Agreements among Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, Transamerica Advisors Life Insurance Company of New York, Transamerica Advisors Life Insurance Company and Transamerica Capital, Inc. and  Franklin Templeton Variable Insurance Products Trust and  Franklin/Templeton Distributors, Inc., dated January 15, 2013 (30)

(lv)
Amendment No. 12 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. dated May 1, 2013 (30)

(lvi)
Amendment No. 13 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. dated May 1, 2014 (30)

(i)		Not Applicable
(j)		Not Applicable
(k)		Opinion and Consent of Arthur D. Woods, Esq. (30)
(l)		Opinion and Consent of Donald Morden, FSA, MAAA as to Actuarial Matters Pertaining to the Securities Being Registered (30)
(m)		Sample Hypothetical Illustration (8)
(n)		Other Opinions
	(i)	Written Consent of Ernst & Young LLP (31)
(o)		Not Applicable
(p)		Not Applicable
(q)	(i)	Memorandum describing issuance, transfer and redemption procedures (10)
	(ii)	Memorandum describing issuance, transfer and redemption procedures, as amended (17)
(r)		Powers of Attorney
Name
	(i)	Peter Kunkel (29)
	(ii)	Peter P. Post (29)
	(iii)	William Brown, Jr. (29)
	(v)	John T Mallet (29)
	(vi)	Elizabeth Belanger (29)
	(vii)	Steven E. Frushtick (29)
	(viii)	Marc Cahn (29)
	(ix)	Eric J. Martin (29)

                                                       ___________________________________

(1)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form S-6 Registration Statement dated October 20, 1997 (File No. 33-86696) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 Registration Statement dated April 18, 2001 (File No. 333-38343) and is incorporated herein by reference.
(3)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated May 25, 2001 (File No. 333-61654) and is incorporated herein by reference.
(4)	This exhibit was previously filed on Initial Registration Statement to Form S-6 Registration Statement dated October 21, 1997 (File No. 333-38343) and is incorporated herein by reference.
(5)	This exhibit was previously filed on Pre-Effective Amendment No. 3 to Form S-6 Registration Statement dated June 23, 1998 (File No. 33-86696) and is incorporated herein by reference.
(6)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated July 13, 2001 (File No. 333-61654) and is incorporated herein by reference.
(7)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated February 20, 2003 (File No. 333-61654) and is incorporated herein by reference.
(8)	This exhibit was previously filed on the Initial Registration Statement on Form N-6 Registration Statement dated November 7, 2003 (File No. 333-110315) and is incorporated herein by reference.
(9)	This exhibit was previously filed on the Initial Registration Statement on Form N-6 Registration Statement dated March 10, 2004 (File No. 333-113442) and is incorporated herein by reference.
(10)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated July 14, 2004 (File No. 333-113442) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated April 14, 2005 (File No.811-08878) and is incorporated herein by reference.
(12)	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-6 Registration Statement dated April 13, 2006 (File No. 333-61654) and is incorporated herein by reference.
(13)	This exhibit was previously filed on Post-Effective Amendment No. 8 to Form N-6 Registration Statement dated April 25, 2008 (File 333-61654) and is incorporated herein by reference.
(14)	This exhibit was previously filed on Post-Effective Amendment No. 12 to Form N-6 Registration Statement dated April 30, 2009 (File No. 333-61654) and is incorporated herein by reference.
(15)	This exhibit was previously filed on Post-Effective Amendment No. 30 to Form N-4 Registration Statement dated November 19, 2009 (File No. 33-83560) and is incorporated herein by reference.
(16)	This exhibit was previously filed on Post-Effective Amendment No. 14 to Form N-6 Registration Statement dated April 20, 2011 (File No. 333-61654) and is incorporated herein by reference.
(17)	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-6 Registration Statement dated April 22, 2011 (File No. 333-113442) and is incorporated herein by reference.
(18)	This exhibit was previously filed on Post-Effective Amendment No. 12 to Form N-6 Registration Statement dated April 20, 2012 (File No. 333-113442) and is incorporated herein by reference.
(19)	This exhibit was previously filed on Post-Effective Amendment No. 43 to Form N-4 Registration Statement dated April 30, 2008 (File No. 033-33085) and is incorporated herein by reference
(20)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-6 Registration Statement dated October 2, 2008 (File No. 333-153814) and is incorporated herein by reference
(21)	This exhibit was previously filed on Post-Effective Amendment No. 44 to Form N-4 Registration Statement dated November 6, 2008 (File No. 033-33085) and is incorporated herein by reference.
(22)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated January 13, 2012 (File No. 333-177584) and is incorporated herein by reference.
(23)	This exhibit was previously filed on Post-Effective Amendment No. 55 to Form N-4 Registration Statement dated June 22, 2012 (File No. 033-33085) and is incorporated herein by reference.
(24)	This exhibit was previously filed on Post-Effective Amendment No. 58 to Form N-4 Registration Statement dated September 10, 2012 (File No. 033-56908) and is incorporated herein by reference.
(25)	This exhibit was previously filed on Post-Effective Amendment No. 12 to Form N-4 Registration Statement dated April 27, 2001 (File No. 033-83560) and is incorporated herein by reference.
(26)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-4 Registration Statement dated April 29, 2005 (File No. 333-110048) and is incorporated herein by reference.
(27)	This exhibit was previously filed on Post-Effective Amendment No. 31 to Form N-4 Registration Statement dated April 23, 2010 (File No. 33-83560) and is incorporated herein by reference.
(28)	This exhibit was previously filed on Post-Effective Amendment No. 13 to Form N-6 Registration Statement dated April 26, 2013 (File No. 333-113442) and is incorporated herein by reference.
(29)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form N-6 Registration Statement dated April 24, 2014 (333-192820) and is incorporated herein by reference.
(30)	This exhibit was previously filed on Post-Effective Amendment No. 14 to Form N-6 Registration Statement dated April 24, 2014 (File No. 333-113442) and is incorporated herein by reference.
(31)	Filed herewith.

Item 27. Directors and Officers of the Depositor	Principal Business Address	Position and Offices with Depositor
Peter Kunkel	(2)	Chairman of the Board and President
William Brown, Jr.	(3)	Director
John T. Mallett	(1)	Director and Vice President
Steven E. Frushtick	(4)	Director
Peter P. Post	(5)	Director
Elizabeth Belanger	(1)	Director and Vice President
Marc Cahn	(6)	Director, Vice President, Division General Counsel and Assistant Secretary
Eric J. Martin	(2)	Controller
(1) 440 Mamaroneck Ave., Harrison NY 10528; (2) 4333 Edgewood Rd., NE, Cedar Rapids Iowa 52499-0001; (3) 14 Windward Ave., White Plains, NY 10605; (4) 500 Fifth Ave., New York, NY 10110; (5) 415 Madison Ave., New York, NY 10017 (6) 24 Prime Park Way, Natick, MA 01760

Item 28. Persons Controlled or Under Common Control with the Depositor or Registrant
Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada
AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock.  TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.
Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.
Authorized business:  Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.2389%); Monumental Life Insurance Company (8.7611%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own common shares of stock	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware
 Members: Garnet Community Investments, LLC (0.01%); ~~I~~NG USA Annuity and Life Insurance company, a non-affiliate of AEGON  (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).
Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware
Members:  Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON:  New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)
Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware
Members:  Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON:  Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)
Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware
Members:  Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON:  USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)
Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

C-

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Sole Member - Garnet Community Investments XXXVIII, LLC	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Sole Member - Garnet Community Investments XXXIX, LLC	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Sole Member - Garnet Community Investments XL, LLC	Investments
Garnet LIHTC Fund XLI, LLC	Delaware	Sole Member - Garnet Community Investments XL, LLC	Investments
Garnet LIHTC Fund XLII, LLC	Delaware	Sole Member - Garnet Community Investments XL, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California
Partners:  Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON:  ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)
Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment
LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Stonebridge Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	100% AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa
676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation;  30,564 shares of Preferred Stock owned by AEGON USA, LLC
Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor
Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.
Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.
Transamerica Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding Company	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding Company	Investments
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive
Zero Beta Fund, LLC	Delaware
Members are:  Transamerica Life Insurance Company (82.35%~~)~~;  Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%)  Manager:  AEGON USA Investment Management LLC
Aggregating vehicle formed to hold various fund investments.

Item 29.                 Indemnification

Provisions exist under the New York Law, the Articles of Incorporation of Transamerica and the Amended and Restated By-Laws of Transamerica whereby Transamerica may indemnify certain persons against certain payments incurred by such persons.  The following excerpts contain the substance of these provisions.

New York Business Corporation Law

Section 722.                      Authorization for indemnification of directors and officers

(a)           A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)           The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)           A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, this testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnify for such portion of the settlement amount and expenses as the court deems proper.

(d)           For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Amended and Restated Bylaws

ARTICLE II

DIRECTORS AND THEIR MEETINGS

SEC. 7.                      Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney's fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties.  The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter of controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct.  The amount to be paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law.  Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                    Principal Underwriter

(a)       Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VL E, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate account of Transamerica Premier Life Insurance Company (formerly, Monumental Life Insurance Company).

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)           Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
David W. Hopewell	(1)	Director
David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer
Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Amy Angle	(3)	Assistant Vice President
Elizabeth Belanger	(4)	Assistant Vice President
Dennis P. Gallagher	(5)	Assistant Vice President
Brenda L. Smith	(5)	Assistant Vice President
Lisa Wachendorf	(1)	Assistant Vice President
Arthur D. Woods	(5)	Assistant Vice President
Jeffrey T. McGlaun	(3)	Assistant Treasurer
Carrie N. Powicki	(2)	Secretary
C. Michael van Katwijk	(3)	Treasurer

(1)     4333 Edgewood Road N.E., Cedar Rapids, IA  52499-0001
(2)     4600 S Syracuse St, Suite 1100, Denver, CO  80237-2719
(3)     100 Light Street, Floor B1, Baltimore, MD  21202
(4)     440 Mamaroneck Avenue, Harrison, NY  10528
(5)     570 Carillon Parkway, St. Petersburg, FL  33716

(c)       Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions(1)	Compensation
Transamerica Capital, Inc.		0	$ 650,620.70	0

(1)	Fiscal Year 2013

* TCI passes through any commissions paid to it to the selling firms and does not retain any portion of such payments.

Item 31.                  Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at 440 Mamaroneck Avenue, New York  10528, 4800 140th Avenue North, Clearwater, Florida  33762, or 12855 Starkey Road, Largo, Florida  33773.

Item 32.                  Management Services

Not Applicable

Item 33.                  Fee Representation Undertakings

Transamerica hereby represents that the fees and charges deducted under the TFLIC Freedom Elite Builder II Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on 1st day of October, 2014.

TFLIC SERIES LIFE ACCOUNT
Registrant

By: /s/ Peter G. Kunkel
Peter G. Kunkel*/ Chairman of the Board and President

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor

By: /s/ Peter G. Kunkel
Peter G. Kunkel Chairman of the Board and President*/of Transamerica Financial Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature and Title		DATE

/s/ Peter G. Kunkel Peter G.Kunkel*_/	Chairman of the Board and President	October 1, 2014

/s/ William Brown, Jr. William Brown, Jr. *_/	Director	October 1, 2014

/s/John T. Mallett John T. Mallett*_/	Director and Vice President	October 1, 2014

/s/ Steven E. Frushtick Steven E. Frushtick*_/	Director	October 1, 2014

/s/Peter P. Post Peter P. Post*_/	Director	October 1, 2014

/s/ Elizabeth Belanger Elizabeth Belanger*_/	Director and Vice President	October 1, 2014

/s/Marc Cahn Marc Cahn*-/	Director, Vice President, Division General Counsel, and Assistant Secretary	October 1, 2014

/s/Eric J. Martin Eric J. Martin*-/	Controller	October 1, 2014

/s/ Arthur D. Woods
*_/ Signed by Arthur D. Woods, Esq., as Attorney-In-Fact pursuant to powers of attorney previously filed

Exhibit Index

Exhibit                           Description
No.                           Of Exhibit

26(n)(i)	Written Consent of Ernst & Young LLP

Exhibit 26(n)(i)

Written Consent of Ernst & Young LLP

Consent of Independent Registered Public Accounting Firm

We consent to the use of our reports: (1) dated April 11, 2014, with respect to the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company and (2) dated April 24, 2014, with respect to the financial statements of the subaccounts of the TFLIC Series Life Account, included in Post-Effective Amendment No. 15 to the Registration Statement (Form N-6, No: 333-113442) and related Prospectus of Freedom Elite Builder II.

/s/ Ernst & Young LLP

Des Moines, Iowa
October 1, 2014